UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Semi-Annual Report April 30, 2024

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley Floating Rate Fund

Barrow Hanley International Value Fund

Barrow Hanley Total Return Bond Fund

Barrow Hanley US Value Opportunities Fund

Investment Adviser: Perpetual US Services LLC, Doing Business As PGIA

Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC

The Advisors’ Inner Circle Fund III	April 30, 2024

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-778-6397; and (ii) on the SEC’s website at https://www.sec.gov.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Concentrated Emerging Markets ESG Opportunities Fund
April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.5%
	Shares	Value

BRAZIL — 1.8%
Dexco	375,339	$521,886

CHINA — 25.3%

COMMUNICATION SERVICES — 2.4%
Baidu, Cl A *	55,142	714,397

CONSUMER DISCRETIONARY — 10.5%
Great Wall Motor, Cl H	707,712	1,069,454
Haier Smart Home, Cl A	312,857	1,158,830
JD.com, Cl A	61,026	879,285

		3,107,569

CONSUMER STAPLES — 4.6%
China Mengniu Dairy	316,253	655,111
Tingyi Cayman Islands Holding	647,701	714,866

		1,369,977

FINANCIALS — 5.1%
China International Capital, Cl H	478,203	576,640
Ping An Insurance Group of China, Cl H	203,828	923,765

		1,500,405

INDUSTRIALS — 2.7%
Xinyi Glass Holdings	746,089	797,275

		7,489,623

COLOMBIA — 2.2%
Bancolombia ADR	20,264	663,038

HONG KONG — 7.3%
ASMPT	63,057	783,653
Hang Lung Properties	759,976	838,795
Sino Biopharmaceutical	1,587,545	542,462

		2,164,910

COMMON STOCK — (continued)
	Shares	Value

INDIA — 5.2%
IndusInd Bank	44,374	$804,520
UPL	122,899	745,877

		1,550,397

MALAYSIA — 3.7%
Petronas Chemicals Group	376,537	534,331
Public Bank	639,835	551,863

		1,086,194

MEXICO — 1.6%
Fibra Uno Administracion ‡	330,471	473,018

SAUDI ARABIA — 2.2%
Saudi National Bank	65,222	652,902

SOUTH AFRICA — 4.5%
Absa Group	64,693	498,852
Sibanye Stillwater	732,143	835,632

		1,334,484

SOUTH KOREA — 18.4%
Amorepacific	10,237	1,247,740
HL Mando	23,778	670,590
Korea Investment Holdings	12,857	621,425
Shinhan Financial Group	26,435	888,145
SK Hynix	10,442	1,288,602
SK Telecom	19,922	736,751

		5,453,253

TAIWAN — 12.6%
Bizlink Holding	112,281	791,006
Hiwin Technologies	132,420	936,404
Largan Precision	10,830	721,906
MediaTek	43,116	1,299,999

		3,749,315

THAILAND — 6.6%
Kasikornbank	217,627	763,936
Siam Cement	57,400	384,542
Thai Union Group, Cl F	2,060,704	825,828

		1,974,306

VIETNAM — 2.1%
Vietnam Dairy Products JSC	243,907	624,670

TOTAL COMMON STOCK
(Cost $28,621,841)		27,737,996

PREFERRED STOCK — 2.7%

BRAZIL — 2.7%
Banco Bradesco (A)	292,785	791,082

TOTAL PREFERRED STOCK
(Cost $802,651)		791,082

TOTAL INVESTMENTS— 96.2%
(Cost $29,424,492)		$28,529,078

The accompanying notes are an integral part of the financial statements.
1

The Advisors’ Inner Circle Fund III	Barrow Hanley
Concentrated Emerging Markets ESG Opportunities Fund
April 30, 2024 (Unaudited)

Percentages are based on Net Assets of $29,647,580.
*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint Stock Company

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$521,886	$–	$–	$521,886
China	–	7,489,623	–	7,489,623
Colombia	663,038	–	–	663,038
Hong Kong	–	2,164,910	–	2,164,910
India	–	1,550,397	–	1,550,397
Malaysia	–	1,086,194	–	1,086,194
Mexico	473,018	–	–	473,018
Saudi Arabia	–	652,902	–	652,902
South Africa	–	1,334,484	–	1,334,484
South Korea	–	5,453,253	–	5,453,253
Taiwan	–	3,749,315	–	3,749,315
Thailand	–	1,974,306	–	1,974,306
Vietnam	–	624,670	–	624,670

Total Common Stock	1,657,942	26,080,054	–	27,737,996
Preferred Stock
Brazil	791,082	–	–	791,082

Total Investments in Securities	$2,449,024	$26,080,054	$–	$28,529,078

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
2

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 74.3%

	Face Amount	Value

COMMUNICATION SERVICES — 4.3%
CCO Holdings
7.375%, 03/01/2031 (A)	$750,000	$711,702
4.750%, 03/01/2030 (A)	1,000,000	830,945
CSC Holdings
11.750%, 01/31/2029 (A)	250,000	222,106
4.625%, 12/01/2030 (A)	1,000,000	434,033
4.125%, 12/01/2030 (A)	750,000	476,417
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)	1,000,000	835,206

		3,510,409

CONSUMER DISCRETIONARY — 9.1%
Adient Global Holdings
8.250%, 04/15/2031 (A)	1,000,000	1,038,445
Allied Universal Holdco
7.875%, 02/15/2031 (A)	640,000	641,414
4.625%, 06/01/2028 (A)	125,000	112,128
Boost Newco Borrower
7.500%, 01/15/2031 (A)	250,000	258,023
Caesars Entertainment
6.500%, 02/15/2032 (A)	500,000	492,622
Goodyear Tire & Rubber
5.625%, 04/30/2033	1,000,000	880,130
Ken Garff Automotive
4.875%, 09/15/2028 (A)	600,000	554,313

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY — (continued)
Lithia Motors
4.375%, 01/15/2031 (A)	$500,000	$437,753
3.875%, 06/01/2029 (A)	250,000	220,809
PetSmart
7.750%, 02/15/2029 (A)	500,000	475,242
Raising Cane’s Restaurants
9.375%, 05/01/2029 (A)	250,000	268,127
Tenneco
8.000%, 11/17/2028 (A)	1,250,000	1,167,955
Upbound Group
6.375%, 02/15/2029 (A)	1,000,000	959,980

		7,506,941

CONSUMER STAPLES — 4.4%
Ashton Woods USA
6.625%, 01/15/2028 (A)	250,000	249,193
4.625%, 04/01/2030 (A)	500,000	446,807
Champions Financing
8.750%, 02/15/2029 (A)	32,000	32,702
Darling Ingredients
6.000%, 06/15/2030 (A)	1,000,000	971,442
Energizer Holdings
6.500%, 12/31/2027 (A)	50,000	49,392
STL Holding
8.750%, 02/15/2029 (A)	320,000	328,820
United Natural Foods
6.750%, 10/15/2028 (A)	2,000,000	1,534,870

		3,613,226

ENERGY — 3.0%
CQP Holdco
5.500%, 06/15/2031 (A)	1,073,000	986,019
Genesis Energy
8.875%, 04/15/2030	250,000	258,700
Global Partners
8.250%, 01/15/2032 (A)	500,000	512,209
7.000%, 08/01/2027	750,000	744,067

		2,500,995

The accompanying notes are an integral part of the financial statements.
3

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

FINANCIALS — 12.7%
Aretec Group
10.000%, 08/15/2030 (A)	$750,000	$814,656
Bread Financial Holdings
9.750%, 03/15/2029 (A)	750,000	779,957
Burford Capital Global Finance
9.250%, 07/01/2031 (A)	1,790,000	1,864,569
Freedom Mortgage
12.000%, 10/01/2028 (A)	500,000	535,125
6.625%, 01/15/2027 (A)	500,000	481,258
Nationstar Mortgage Holdings
5.750%, 11/15/2031 (A)	750,000	681,664
5.500%, 08/15/2028 (A)	250,000	235,094
OneMain Finance
9.000%, 01/15/2029	500,000	524,185
PROG Holdings
6.000%, 11/15/2029 (A)	2,000,000	1,842,806
Rithm Capital
8.000%, 04/01/2029 (A)	1,000,000	977,863
6.250%, 10/15/2025 (A)	1,750,000	1,733,277

		10,470,454

HEALTH CARE — 2.5%
Bausch Health
6.125%, 02/01/2027 (A)	250,000	183,125
5.250%, 01/30/2030 (A)	750,000	322,500
4.875%, 06/01/2028 (A)	250,000	161,495
Bausch Health Americas
8.500%, 01/31/2027 (A)	446,000	288,776
LifePoint Health
11.000%, 10/15/2030 (A)	125,000	133,049
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	500,000	437,495
Star Parent
9.000%, 10/01/2030 (A)	250,000	261,512
Tenet Healthcare
6.750%, 05/15/2031 (A)	250,000	250,496

		2,038,448

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

INDUSTRIALS — 13.4%
American Airlines
5.500%, 04/20/2026 (A)	$500,000	$494,200
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)	125,000	121,170
BWX Technologies
4.125%, 06/30/2028 (A)	500,000	456,750
Clean Harbors
6.375%, 02/01/2031 (A)	125,000	123,837
Covanta Holding
4.875%, 12/01/2029 (A)	1,125,000	986,181
Dycom Industries
4.500%, 04/15/2029 (A)	800,000	736,794
Enviri
5.750%, 07/31/2027 (A)	757,000	707,993
GFL Environmental
4.375%, 08/15/2029 (A)	250,000	225,649
ILFC E-Capital Trust I
7.145%, TSFR3M + 1.812%, 12/21/2065 (A)(B)	2,455,000	1,937,852
ILFC E-Capital Trust II
7.395%, TSFR3M + 2.062%, 12/21/2065 (A)(B)	1,000,000	804,179
Interface
5.500%, 12/01/2028 (A)	1,324,000	1,241,700
ITT Holdings
6.500%, 08/01/2029 (A)	1,000,000	903,218
SPX FLOW
8.750%, 04/01/2030 (A)	250,000	255,896
Waste Pro USA
5.500%, 02/15/2026 (A)	750,000	733,627
WESCO Distribution
6.625%, 03/15/2032 (A)	640,000	637,005
6.375%, 03/15/2029 (A)	640,000	635,776

		11,001,827

INFORMATION TECHNOLOGY — 1.6%
Entegris
5.950%, 06/15/2030 (A)	500,000	486,872
Total Play Telecomunicaciones
6.375%, 09/20/2028 (A)	1,500,000	800,731

		1,287,603

MATERIALS — 14.2%
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (A)	1,000,000	824,319
Arsenal AIC Parent
8.000%, 10/01/2030 (A)	250,000	260,291

The accompanying notes are an integral part of the financial statements.
4

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value

MATERIALS — (continued)
Avient
7.125%, 08/01/2030 (A)	$500,000	$505,889
Axalta Coating Systems
3.375%, 02/15/2029 (A)	500,000	436,822
Chemours
4.625%, 11/15/2029 (A)	1,500,000	1,285,306
Graham Packaging
7.125%, 08/15/2028 (A)	500,000	451,639
Graphic Packaging International
3.750%, 02/01/2030 (A)	750,000	652,559
INEOS Finance
7.500%, 04/15/2029 (A)	640,000	642,977
Kaiser Aluminum
4.500%, 06/01/2031 (A)	500,000	437,941
LABL
9.500%, 11/01/2028 (A)	375,000	375,140
8.250%, 11/01/2029 (A)	750,000	634,737
5.875%, 11/01/2028 (A)	250,000	222,338
Mativ Holdings
6.875%, 10/01/2026 (A)	1,500,000	1,478,682
Mauser Packaging Solutions Holding
7.875%, 04/15/2027 (A)	1,050,000	1,069,688
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	500,000	502,593
Polar US Borrower
6.750%, 05/15/2026 (A)	2,000,000	520,000
TMS International
6.250%, 04/15/2029 (A)	1,000,000	921,563
WR Grace Holdings
5.625%, 08/15/2029 (A)	500,000	447,750

		11,670,234

CORPORATE OBLIGATIONS — (continued)
	Face Amount	Value

REAL ESTATE — 7.9%
Cushman & Wakefield US Borrower
8.875%, 09/01/2031 (A)	$1,000,000	$1,037,653
Greystar Real Estate Partners
7.750%, 09/01/2030 (A)	1,000,000	1,029,982
Howard Hughes
4.375%, 02/01/2031 (A)	2,000,000	1,695,889
Iron Mountain
5.625%, 07/15/2032 (A)	250,000	231,395
5.250%, 07/15/2030 (A)	500,000	464,070
4.875%, 09/15/2029 (A)	250,000	230,692
Newmark Group
7.500%, 01/12/2029 (A)	655,000	661,312
Service Properties Trust
8.625%, 11/15/2031 (A)	375,000	393,840
7.500%, 09/15/2025	750,000	755,535

		6,500,368

UTILITIES — 1.2%
Vistra
7.000%, H15T5Y + 5.740%(A)(B)(C)	1,000,000	987,778

TOTAL CORPORATE OBLIGATIONS
(Cost $64,625,066)		61,088,283

REGISTERED INVESTMENT COMPANY — 22.8%

	Shares
Barrow Hanley Floating Rate Fund †	1,899,605	18,749,860

TOTAL REGISTERED INVESTMENT COMPANY
(Cost $18,750,741)		18,749,860

The accompanying notes are an integral part of the financial statements.
5

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — 0.9%

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES — 0.9%
Empower CLO, Ser 2023-2A, Cl D
10.729%, TSFR3M + 5.400%, 07/15/2036 (A)(B)	$500,000	$511,035
Katayma CLO II, Ser 2024-2A, Cl E
12.618%, TSFR3M + 7.330%, 04/20/2037 (A)(B)	250,000	250,564

		761,599

TOTAL ASSET-BACKED SECURITIES
(Cost $747,468)		761,599

TOTAL INVESTMENTS— 98.0%
(Cost $84,123,275)		$80,599,742

Percentages are based on Net Assets of $82,228,372.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2024, the value of these securities amounted to $58,687,265, representing 71.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

CLO — Collateralized Loan Obligation

TSFR3M — Term Secured Overnight Financing Rate 3 Months

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Ser — Series

SPX — Standard & Poor’s 500 Index

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$61,088,283	$—	$61,088,283
Registered Investment Company	18,749,860	—	—	18,749,860
Asset-Backed Securities	—	761,599	—	761,599

Total Investments in Securities	$18,749,860	$61,849,882	$—	$80,599,742

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Net Unrealized Appreciation	Value 4/30/2024	Income	Capital Gains
Barrow Hanley Floating Rate Fund	$24,237,159	$997,101	$(7,000,000)	$(29,570)	$545,170	$18,749,860	$997,100	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.
6

The Advisors’ Inner Circle Fund III	Barrow Hanley
Emerging Markets Value Fund
April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.8%

	Shares	Value
BRAZIL — 3.0%
Dexco	36,241	$50,391
TIM	11,233	38,247

		88,638

CHINA — 27.4%

COMMUNICATION SERVICES — 4.6%
Autohome ADR	2,195	56,411
Baidu, Cl A *	6,105	79,094

		135,505

CONSUMER DISCRETIONARY — 6.2%
Great Wall Motor, Cl H	41,934	63,368
Haier Smart Home, Cl A	14,996	55,546
JD.com, Cl A	4,193	60,414

		179,328

CONSUMER STAPLES — 3.1%
China Mengniu Dairy	22,751	47,128
Tingyi Cayman Islands Holding	39,830	43,960

		91,088

ENERGY — 2.6%
China Oilfield Services, Cl H	26,000	27,802
China Petroleum & Chemical, Cl H	80,179	47,859

		75,661

FINANCIALS — 6.2%
China International Capital, Cl H	34,193	41,232
China Merchants Bank, Cl H	17,976	77,851
Ping An Insurance Group of China, Cl H	13,268	60,132

		179,215

INDUSTRIALS — 1.7%
Xinyi Glass Holdings	46,418	49,603

COMMON STOCK — (continued)

	Shares	Value
CHINA — (continued)

INFORMATION TECHNOLOGY — 1.1%
Xinyi Solar Holdings	44,698	$30,755

UTILITIES — 1.9%
ENN Energy Holdings	6,339	54,011

		795,166

COLOMBIA — 1.6%
Bancolombia ADR	1,406	46,004

HONG KONG — 4.5%
ASMPT	3,631	45,125
Hang Lung Properties	36,565	40,357
Sino Biopharmaceutical	129,986	44,416

		129,898

HUNGARY — 1.1%
OTP Bank Nyrt	621	30,780

INDIA — 7.0%
Axis Bank	5,078	70,879
IndusInd Bank	3,944	71,507
UPL	10,058	61,042

		203,428

INDONESIA — 1.9%
Astra International	180,030	56,810

MACAO — 1.5%
Sands China *	18,656	44,003

MALAYSIA — 2.6%
Petronas Chemicals Group	27,089	38,441
Public Bank	44,154	38,083

		76,524

MEXICO — 2.6%
Fibra Uno Administracion ‡	19,920	28,512
Grupo Financiero Banorte, Cl O	4,731	46,927

		75,439

PHILIPPINES — 1.5%
BDO Unibank	16,655	42,727

RUSSIA — 0.0%
Alrosa PJSC (A)	12,058	–
Moscow Exchange MICEX-RTS PJSC (A)	8,812	–

		–

SOUTH AFRICA — 3.5%
Absa Group	3,725	28,723
Gold Fields	1,716	27,761
Sibanye Stillwater	39,142	44,675

		101,159

The accompanying notes are an integral part of the financial statements.
7

The Advisors’ Inner Circle Fund III	Barrow Hanley
Emerging Markets Value Fund
April 30, 2024 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value

SOUTH KOREA — 18.2%
Amorepacific	541	$65,940
HL Mando	2,047	57,730
Korea Electric Power *	1,975	30,151
Korea Investment Holdings	1,316	63,607
Samsung Electro-Mechanics	257	28,667
Shinhan Financial Group	1,711	57,485
SK Hynix	1,082	133,525
SK Telecom	1,364	50,443
S-Oil	775	40,462

		528,010

TAIWAN — 10.8%
Bizlink Holding	13,154	92,668
Hiwin Technologies	8,425	59,577
Largan Precision	928	61,859
MediaTek	3,334	100,524

		314,628

THAILAND — 8.3%
Kasikornbank	12,456	43,724
PTT Exploration & Production PCL	19,935	83,394
Siam Cement	4,469	29,940
Thai Beverage PCL	116,570	42,212
Thai Union Group, Cl F	102,191	40,953

		240,223

UNITED ARAB EMIRATES — 1.3%
First Abu Dhabi Bank PJSC	11,511	39,135

TOTAL COMMON STOCK
(Cost $2,942,778)		2,812,572

PREFERRED STOCK — 1.8%

BRAZIL — 1.8%
Banco Bradesco (B)	19,192	51,855

TOTAL PREFERRED STOCK
(Cost $52,518)		51,855

TOTAL INVESTMENTS— 98.6%
(Cost $2,995,296)		$2,864,427

Percentages are based on Net Assets of $2,904,975.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PCL — Public Company Limited

PJSC — Public Joint Stock Company

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Brazil	$88,638	$–	$–	$88,638
China	56,411	738,755	–	795,166
Colombia	46,004	–	–	46,004
Hong Kong	–	129,898	–	129,898
Hungary	–	30,780	–	30,780
India	–	203,428	–	203,428
Indonesia	–	56,810	–	56,810
Macao	–	44,003	–	44,003
Malaysia	–	76,524	–	76,524
Mexico	75,439	–	–	75,439
Philippines	42,727	–	–	42,727
Russia	–	–	–^	–
South Africa	–	101,159	–	101,159
South Korea	–	528,010	–	528,010
Taiwan	–	314,628	–	314,628
Thailand	–	240,223	–	240,223
United Arab Emirates	–	39,135	–	39,135

Total Common Stock	309,219	2,503,353	–	2,812,572
Preferred Stock
Brazil	51,855	–	–	51,855

Total Investments in Securities	$361,074	$2,503,353	$–	$2,864,427

(1)

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
8

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

BANK LOAN OBLIGATIONS — 86.8%

	Face Amount	Value
AEROSPACE AND DEFENSE — 1.8%
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.012%, CME Term SOFR + 3.500%, 08/03/2029(A)	$778,224	$762,659
Peraton Corp., Term B Loan, 1st Lien
9.166%, CME Term SOFR + 3.750%, 02/01/2028(A)	937,942	937,774

		1,700,433

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

AUTOMOBILE — 3.5%
Adient US LLC Term B-2 Loan
8.066%, CME Term SOFR + 2.750%, 01/31/2031(A)	$1,123,063	$1,126,399
Champions Holdco, Inc., Initial Term Loan, 1st Lien
10.072%, CME Term SOFR + 4.750%, 02/06/2029(A)	390,000	391,139
Clarios Global LP, 2024 Refinancing Term Loan, 1st Lien
8.316%, CME Term SOFR + 3.000%, 05/06/2030(A)	788,025	789,995
Tenneco Inc., Term B Loan, 1st Lien
10.419%, CME Term SOFR + 5.000%, 11/17/2028(A)	1,000,000	978,380

		3,285,913

BANKING — 1.7%
Nexus Buyer LLC, Amendment No. 5 Term Loan, 1st Lien
9.816%, CME Term SOFR + 4.500%, 12/13/2028(A)	1,000,000	993,330
Nexus Buyer LLC, Term Loan, 1st Lien
9.166%, CME Term SOFR + 3.750%, 11/09/2026(A)	654,595	653,325

		1,646,655

BEVERAGE, FOOD AND TOBACCO — 0.5%
Woof Holdings, Inc., Initial Term Loan, 1st Lien
9.321%, CME Term SOFR + 3.750%, 12/21/2027(A)	383,569	297,507
Woof Holdings, Inc., Term Loan, 2nd Lien
12.673%, CME Term SOFR + 7.250%, 12/21/2028(A)	395,000	156,025

		453,532

BROADCASTING AND ENTERTAINMENT — 1.5%
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.821%, CME Term SOFR + 4.500%, 01/18/2028(A)	780,125	751,565

The accompanying notes are an integral part of the financial statements.
9

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
BROADCASTING AND ENTERTAINMENT — (continued)
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
7.936%, Syn LIBOR + 2.500%, 04/15/2027(A)	$777,815	$653,854

		1,405,419

BUILDING AND DEVELOPMENT — 3.2%
Aegion Corporation, 2024 Replacement Term Loan, 1st Lien
9.566%, CME Term SOFR + 4.250%, 05/17/2028(A)	770,841	774,511
Crown Subsea Communications Holdings, Inc Initial Term
10.080%, CME Term SOFR + 4.750%, 01/30/2031(A)	650,000	654,062
Potters Industries, LLC 2024 Incremental Term Loan
9.047%, CME Term SOFR + 3.750%, 12/14/2027(A)	1,149,721	1,156,194
Walker & Dunlop, Inc., Incremental Term B Loan
8.416%, CME Term SOFR + 3.000%, 12/17/2029(A)	391,050	391,050

		2,975,817

BUILDINGS AND REAL ESTATE — 0.7%
WireCo WorldGroup Inc., 2023 Refinancing Term Loan, 1st Lien
9.075%, CME Term SOFR + 3.750%, 10/27/2028(A)	668,777	670,449

BUSINESS EQUIPMENT & SERVICES — 2.0%
BIFM CA Buyer Inc. 2024 Term Loan (First Lien)
9.566%, CME Term SOFR + 4.250%, 05/31/2028(A)	752,651	756,414
Cotiviti, Inc. Initial Floating Rate Term Loan
8.563%, CME Term SOFR + 3.250%, 05/01/2031(A)(B)	567,935	568,407
Emerald X Inc., Initial Term Loan
10.416%, CME Term SOFR + 5.000%, 06/02/2026(A)	392,038	393,100

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
BUSINESS EQUIPMENT & SERVICES — (continued)
KUEHG Corp. Amendment No. 2 Term Loan
9.823%, CME Term SOFR + 4.500%, 06/12/2030(A)	$197,006	$197,437

		1,915,358

CHEMICALS, PLASTICS AND RUBBER — 7.5%
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
8.816%, CME Term SOFR + 3.500%, 08/18/2028(A)	1,492,500	1,489,709
DCG Acquisition Corp., Term Loan B, 1st Lien
9.916%, CME Term SOFR + 4.500%, 09/30/2026(A)	383,569	383,331
Koppers Inc., Term Loam B
8.830%, CME Term SOFR + 3.500%, 04/10/2030(A)	1,176,127	1,177,597
Momentive Performance Materials Inc. Initial Term Loan
9.816%, CME Term SOFR + 4.500%, 03/22/2028(A)	782,100	774,772
Nouryon Finance B.V., Extended Dollar Term Loan, 1st Lien
9.419%, CME Term SOFR + 4.000%, 04/03/2028(A)	1,008,457	1,010,353
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.178%, CME Term SOFR + 4.750%, 10/15/2025(A)	1,209,360	902,654
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
9.321%, CME Term SOFR + 3.750%, 09/22/2028(A)	772,644	772,644
Windsor Holdings III, LLC, 2024 Dollar Refinancing Term B Loan, 1st Lien
9.319%, CME Term SOFR + 4.000%, 08/01/2030(A)	555,121	559,285

		7,070,345

The accompanying notes are an integral part of the financial statements.
10

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

CONTAINERS & GLASS PRODUCTS — 0.7%
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
8.430%, CME Term SOFR + 3.000%, 08/04/2027(A)	$620,774	$621,892

CONTAINERS, PACKAGING AND GLASS — 1.0%
Pregis TopCo LLC, Initial Term Loan, 1st Lien
9.066%, CME Term SOFR + 3.750%, 07/31/2026(A)	438,854	439,881
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan, 1st Lien
9.321%, CME Term SOFR + 4.000%, 09/15/2028(A)	498,750	501,658

		941,539

CONTAINERS, PACKAGING AND GLASS PRODUCTS — 0.9%
Five Star Lower Holding LLC, Initial Term Loan, 1st Lien
9.575%, CME Term SOFR + 4.250%, 05/05/2029(A)	389,075	371,566
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
9.329%, CME Term SOFR + 4.000%, 08/14/2026(A)	281,578	281,674
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
9.180%, CME Term SOFR + 3.750%, 07/31/2026(A)	192,538	192,659

		845,899

DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS — 1.1%
Mativ Holdings, Inc., Term B Loan, 1st Lien
9.180%, CME Term SOFR + 3.750%, 04/20/2028(A)	1,025,116	1,022,553

DIVERSIFIED/CONGLOMERATE MANUFACTURING — 1.2%
TK Elevator Midco GmbH, Facility B2 (USD), 1st Lien
8.791%, CME Term SOFR + 3.500%, 04/30/2030(A)	1,147,590	1,151,916

DIVERSIFIED/CONGLOMERATE SERVICE — 8.3%
Ascensus Group Holdings, Inc., Initial Term Loan, 1st Lien
8.930%, CME Term SOFR + 3.500%, 08/02/2028(A)	1,569,434	1,565,510

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
DIVERSIFIED/CONGLOMERATE SERVICE — (continued)
DXP Enterprises, Inc., 2023 Refinancing-Incremental Term Loan, 1st Lien
10.164%, CME Term SOFR + 4.750%, 10/11/2030(A)	$786,050	$788,998
Medline Borrower, LP, Refinancing Term Loan, 1st Lien
8.068%, CME Term SOFR + 2.750%, 10/23/2028(A)	705,159	706,717
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
9.591%, CME Term SOFR + 4.000%, 10/29/2027(A)	767,586	768,545
Sharp Services, LLC, Tranche C Term Loan, 1st Lien
9.052%, CME Term SOFR + 3.750%, 12/31/2028(A)	774,151	776,086
TMS International Corporation, Term B-5 Loan, 1st Lien
9.593%, CME Term SOFR + 4.250%, 03/02/2030(A)	2,168,986	2,175,319
Verscend Holding Corp., Term B-1 Loan, 1st Lien
11.500%, PRIME + 3.000%, 08/27/2025(A)	566,479	566,621
VT Topco, Inc., Incremental Term Loan, 1st Lien
8.816%, CME Term SOFR + 3.500%, 08/09/2030(A)	498,750	499,997

		7,847,793

ECOLOGICAL SERVICES & EQUIPMENT — 0.4%
TMF Sapphire Bidco B.V. New Facility B2 Loan (First Lien)
9.306%, CME Term SOFR + 4.000%, 05/03/2028(A)	394,013	394,671

ELECTRONICS — 5.5%
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-1 Loan, 1st Lien
9.916%, CME Term SOFR + 4.500%, 08/09/2023(A)	497,494	499,758
Ingram Micro Inc., Term Loan B
8.571%, CME Term SOFR + 3.000%, 06/30/2028(A)	287,943	288,663
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.566%, CME Term SOFR + 4.250%, 05/03/2028(A)	2,552,935	2,542,493

The accompanying notes are an integral part of the financial statements.
11

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
ELECTRONICS — (continued)
Proofpoint, Inc., Initial Term Loan, 1st Lien
8.680%, CME Term SOFR + 3.250%, 08/31/2028(A)	$775,352	$778,500
Ultra Clean Holdings, Inc. Sixth Amendment Term Loan
8.816%, CME Term SOFR + 3.500%, 02/28/2028(A)	88,000	88,110
Ultra Clean, Term Loan, 1st Lien
9.192%, CME Term SOFR + 3.750%, 08/27/2025(A)	949,830	951,017

		5,148,541

FINANCE (INCLUDING STRUCTURED PRODUCTS) — 7.7%
Apple Bidco, LLC, Amendment No. 3 Term Loan, 1st Lien
8.816%, CME Term SOFR + 3.500%, 09/22/2028(A)	781,132	782,695
Brown Group Holding, LLC, Incremental Term B-2 Facility, 1st Lien
8.343%, CME Term SOFR + 3.000%, 07/02/2029(A)	390,063	390,308
Chariot Buyer LLC, Initial Term Loan, 1st Lien
8.666%, CME Term SOFR + 3.250%, 11/03/2028(A)	780,025	778,699
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan, 1st Lien
9.580%, CME Term SOFR + 4.250%, 03/30/2029(A)	393,000	381,949
Fiserv Investment Solutions, Inc., Initial Term Loan, 1st Lien
9.319%, CME Term SOFR + 4.000%, 02/18/2027(A)	925,218	881,270
Fleetpride, Inc., 2023 Incremental Term Loan, 1st Lien
9.816%, CME Term SOFR + 4.500%, 09/29/2028(A)	497,500	498,744

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
FINANCE (INCLUDING STRUCTURED PRODUCTS) — (continued)
Global IID Parent LLC, Term B Loan, 1st Lien
10.064%, CME Term SOFR + 4.500%, 12/16/2028(A)	$1,544,302	$1,505,695
Greystone Select, Term Loan, 1st Lien
10.588%, CME Term SOFR + 5.000%, 06/16/2028(A)	380,476	377,622
MSP Law PLLC, Term Loan, 1st Lien
17.500% 04/09/2025(C)	612,857	612,857
Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 1st Lien
9.324%, CME Term SOFR + 4.000%, 07/31/2028(A)	1,003,250	1,006,160

		7,215,999

FINANCIAL INTERMEDIARIES — 1.5%
Russell Investments US Institutional Holdco, Inc. 2027 Rem Loan
10.330%, CME Term SOFR + 5.000%, 05/30/2027(A)	1,555,287	1,391,982

FOOD SERVICE — 0.4%
Aspire Bakeries Holdings, LLC, Initial Term Loan
9.565%, CME Term SOFR + 4.250%, 12/13/2030(A)	336,147	336,708

FOOD/DRUG RETAILERS — 1.3%
United Natural Foods, Inc. 2024 Term Loan
10.063%, CME Term SOFR + 4.750%, 05/01/2031(A)(B)	1,212,041	1,195,375

HEALTHCARE, EDUCATION AND CHILDCARE — 6.7%
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
9.166%, CME Term SOFR + 3.750%, 05/10/2028(A)	770,152	769,512
Charlotte Buyer, Inc., Initial Term Loan B, 1st Lien
10.571%, CME Term SOFR + 5.250%, 02/11/2028(A)	783,073	786,056

The accompanying notes are an integral part of the financial statements.
12

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
HEALTHCARE, EDUCATION AND CHILDCARE — (continued)
LifePoint Health, Inc. 2024 Refinancing Term Loan (First Lien)
10.056%, CMR Term SOFR + 4.750%, 11/16/2028(A)	$1,493,297	$1,497,881
MED ParentCo, LP, Eigth Amendment Refinancing Term Loan, 1st Lien
9.316%, CME Term SOFR + 4.000%, 08/31/2026(A)	777,784	777,963
9.316%, CME Term SOFR + 4.000%, 04/15/2031	264,788	264,849
Star Parent, Inc., Term Loan, 1st Lien
9.309%, CME Term SOFR + 4.000%, 09/27/2030(A)	500,000	499,690
Summit Behavioral Healthcare, LLC, Initial Term Loan, 1st Lien
10.355%, CME Term SOFR + 4.750%, 11/24/2028(A)	774,151	774,344
WCG Purchaser Corp., Initial Term Loan, 1st Lien
9.430%, CME Term SOFR + 4.000%, 01/08/2027(A)	640,122	641,729
Zest Acquisition Corp., Term B-1 Loan, 1st Lien
10.830%, CME Term SOFR + 5.500%, 02/08/2028(A)	350,563	348,810

		6,360,834

HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE CONSUMER PRODUCTS — 0.8%
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
8.680%, CME Term SOFR + 3.250%, 09/24/2028(A)	769,167	772,882

HOTELS, MOTELS, INNS AND GAMING — 0.9%
BRE/Everbright M6 Borrower LLC, Initial Term Loan, 1st Lien
10.424%, CME Term SOFR + 5.000%, 09/09/2026(A)	619,706	620,790
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
8.556%, CME Term SOFR + 3.250%, 04/04/2029(A)	194,045	194,014

		814,804

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

INDUSTRIAL EQUIPTMENT — 1.3%
DS Parent, Inc., Term Loan B, 1st Lien
10.798%, CME Term SOFR + 5.500%, 01/31/2031	$1,000,000	$988,440
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.814%, CME Term SOFR + 3.250%, 03/31/2028(A)	284,517	283,192

		1,271,632

INSURANCE — 1.2%
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.666%, CME Term SOFR + 4.250%, 08/19/2028(A)(B)	438,892	427,441
Asurion, LLC, New B-4 Term Loan, 2nd Lien
10.680%, CME Term SOFR + 5.250%, 01/20/2029(A)	790,000	709,246

		1,136,687

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 7.9%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
8.899%, CME Term SOFR + 3.500%, 10/08/2027(A)	1,029,456	1,032,287
AZZ Inc., Initial Term Loan, 1st Lien
8.566%, CME Term SOFR + 3.250%, 05/13/2029(A)	865,786	869,647
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, 1st Lien
9.316%, CME Term SOFR + 4.000%, 08/16/2029(A)	438,900	441,459
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan, 2nd Lien
11.571%, CME Term SOFR + 6.000%, 05/21/2029(A)	395,000	392,286
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan, 1st Lien
9.321%, CME Term SOFR + 3.750%, 05/19/2028(A)	648,342	648,069

The accompanying notes are an integral part of the financial statements.
13

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — (continued)
Filtration Group Corporation, 2021 Incremental Term Loan, 1st Lien
8.930%, CME Term SOFR + 3.500%, 10/21/2028(A)(B)	$847,765	$849,181
Filtration Group Corporation, 2023 Extended Dollar Term Loan, 1st Lien
9.680%, CME Term SOFR + 4.250%, 10/21/2028(A)	195,525	196,137
Gates Global LLC, Initial B-4 Dollar Term Loan, 1st Lien
8.316%, CME Term SOFR + 3.000%, 11/16/2029(A)	778,150	780,399
Indicor, LLC, Tranche B Dollar Term Loan, 1st Lien
9.302%, CME Term SOFR + 4.000%, 11/22/2029(A)	782,120	787,986
Pro Mach Group, Inc., Amendment No. 3 Refinancing Term Loan, 1st Lien
9.066%, CME Term SOFR + 3.750%, 08/31/2028(A)	773,911	776,736
SPX Flow, Inc., Term Loan, 1st Lien
9.916%, CME Term SOFR + 4.500%, 04/05/2029(A)	688,416	691,893

		7,466,080

MINING, STEEL, IRON AND NONPRECIOUS METALS — 0.5%
Arsenal AIC Parent LLC, 2024 Term B Loan, 1st Lien
9.066%, CME Term SOFR + 3.750%, 08/18/2030(A)	497,503	500,613

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) — 1.7%
ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loan, 1st Lien
8.918%, CME Term SOFR + 3.500%, 12/21/2028(A)	776,643	779,944
Hanesbrands Inc., Initial Tranche B Term Loan, 1st Lien
9.066%, CME Term SOFR + 3.750%, 03/08/2030(A)	782,100	781,771

		1,561,715

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value

PERSONAL TRANSPORTATION — 1.6%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.336%, CME Term SOFR + 4.750%, 04/20/2028(A)	$948,000	$985,029
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.733%, CME Term SOFR + 5.250%, 06/21/2027(A)	513,158	526,254

		1,511,283

PRINTING, PUBLISHING AND BROADCASTING — 4.2%
Fleet Midco I Limited, Facility B, 1st Lien
8.566%, CME Term SOFR + 3.250%, 02/21/2031(A)	770,800	772,727
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.416%, CME Term SOFR + 5.000%, 10/29/2028(A)	772,644	755,452
Magnite, Inc. Initial Term Loan
9.791%, CME Term SOFR + 4.500%, 02/06/2031(A)	222,603	223,091
9.596%, CME Term SOFR + 4.500%, 02/06/2031(A)	222,603	223,090
Magnite, Inc., Term Loan B
9.822%, CME Term SOFR + 4.500%, 02/06/2031(A)	1,179,795	1,182,378
Taboola, Inc., Tranche B Term Loan
9.430%, CME Term SOFR + 4.000%, 09/01/2028(A)	759,999	759,049

		3,915,787

RETAIL STORES — 6.1%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.166%, CME Term SOFR + 3.750%, 05/12/2028(A)	749,242	749,384
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan, 1st Lien
9.316%, CME Term SOFR + 4.000%, 12/11/2028(A)	2,063,701	2,068,716
Chefs’ Warehouse, Inc., The, 2022 Term Loan, 1st Lien
9.316%, CME Term SOFR + 4.000%, 08/23/2029(A)	354,842	354,732
Pet IQ, Term Loan, 1st Lien
9.680%, CME Term SOFR + 4.250%, 04/07/2028(A)	768,644	759,036

The accompanying notes are an integral part of the financial statements.
14

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2024 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
RETAIL STORES — (continued)
PetSmart LLC, Initial Term Loan, 1st Lien
9.166%, CME Term SOFR + 3.750%, 02/11/2028(A)	$770,621	$758,677
Upbound Group, Inc., Initial Term Loan (2021), 1st Lien
8.680%, CME Term SOFR + 3.250%, 02/17/2028(A)	728,517	728,823
Victoria’s Secret & Co., Initial Term Loan, 1st Lien
8.838%, CME Term SOFR + 3.250%, 08/02/2028(A)	385,076	379,943

		5,799,311

SURFACE TRANSPORT — 0.4%
Kenan Advantage Group, Inc., The, U.S. Term B-3 Loan, 1st Lien
9.066%, CME Term SOFR + 3.750%, 01/25/2029(A)	380,873	380,058

TELECOMMUNICATIONS — 0.8%
Frontier Communications Holdings, LLC, TLB, 1st Lien
9.180%, CME Term SOFR + 3.750%, 10/08/2027(A)	766,152	763,141

UTILITIES — 0.3%
Del Monte Foods, Inc., Initial Term Loan, 1st Lien
9.668%, CME Term SOFR + 4.250%, 05/16/2029(A)	351,441	296,968

TOTAL BANK LOAN OBLIGATIONS
(Cost $81,516,788)		81,790,584

CORPORATE OBLIGATIONS — 10.5%

COMMUNICATION SERVICES — 1.7%
CCO Holdings
4.750%, 03/01/2030 (D)	685,000	569,198
CSC Holdings
4.125%, 12/01/2030 (D)	1,580,000	1,003,650

		1,572,848

FINANCIALS — 2.6%
Burford Capital Global Finance
9.250%, 07/01/2031 (D)	1,185,000	1,234,365
Ken Garff Automotive
4.875%, 09/15/2028 (D)	395,000	364,923
Rithm Capital
8.000%, 04/01/2029 (D)	880,000	860,520

		2,459,808

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value

HEALTH CARE — 0.4%
Bausch Health
5.250%, 01/30/2030 (D)	$790,000	$339,700
Bausch Health Americas
8.500%, 01/31/2027 (D)	115,000	74,460

		414,160

INDUSTRIALS — 3.3%
AerCap Global Aviation Trust
6.500%, TSFR3M + 4.562%, 06/15/2045 (A)(D)	790,000	785,427
ILFC E-Capital Trust I
7.145%, TSFR3M + 1.812%, 12/21/2065 (A)(D)	1,343,000	1,060,096
ILFC E-Capital Trust II
7.395%, TSFR3M + 2.062%, 12/21/2065 (A)(D)	1,102,000	886,205
Waste Pro USA
5.500%, 02/15/2026 (D)	395,000	386,377

		3,118,105

MATERIALS — 2.5%
Ardagh Metal Packaging Finance USA
4.000%, 09/01/2029 (D)	500,000	412,160
Chemours
4.625%, 11/15/2029 (D)	1,185,000	1,015,391
Graham Packaging
7.125%, 08/15/2028 (D)	500,000	451,639
Mauser Packaging Solutions Holding
7.875%, 04/15/2027 (D)	319,000	324,981
TMS International
6.250%, 04/15/2029 (D)	115,000	105,980

		2,310,151

TOTAL CORPORATE OBLIGATIONS
(Cost $10,448,748)		9,875,072

ASSET-BACKED SECURITIES — 1.0%

OTHER ASSET-BACKED SECURITIES — 1.0%
Empower CLO, Ser 2023-2A, Cl D
10.729%, TSFR3M + 5.400%, 07/15/2036 (A)(D)	500,000	511,035
Katayma CLO II, Ser 2024-2A, Cl E
12.618%, TSFR3M + 7.330%, 04/20/2037 (A)(D)	500,000	501,128

		1,012,163

TOTAL ASSET-BACKED SECURITIES
(Cost $994,937)		1,012,163

The accompanying notes are an integral part of the financial statements.
15

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2024 (Unaudited)

WARRANT — 0.0%

	Number of Warrants	Value
Service King#(C)
Strike Price $–	2,554	$–

TOTAL WARRANT
(Cost $—)		–

TOTAL INVESTMENTS— 98.3%
(Cost $92,960,473)		$92,677,819

Percentages are based on Net Assets of $94,238,363.
#	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2024, the value of these securities amounted to $10,887,235, representing 11.6% of the Net Assets of the Fund.

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

LLC — Limited Liability Company

LP — Limited Partnership

Ltd.	— Limited
Ser	— Series
SOFR	— Secured Overnight Financing Rate
SPX	— Standard & Poor’s 500 Index
TSFR3M	— Term Secured Overnight Financing Rate 3 Months
USD	— U.S. Dollar

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Bank Loan Obligations	$—	$81,177,727	$612,857	$81,790,584
Corporate Obligations	—	9,875,072	—	9,875,072
Asset-Backed Securities	—	1,012,163	—	1,012,163
Warrant	—	—	—^	—

Total Investments in Securities	$—	$92,064,962	$612,857	$92,677,819

(1)

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
16

The Advisors’ Inner Circle Fund III	Barrow Hanley
International Value Fund
April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.3%

	Shares	Value
AUSTRIA — 1.0%
Mondi	29,192	$553,228

CANADA — 3.9%
Enbridge	34,200	1,216,061
Suncor Energy	23,480	895,946

		2,112,007

CHINA — 1.9%
BOC Hong Kong Holdings	346,000	1,060,522

FINLAND — 3.4%
Fortum	47,763	629,393
Stora Enso, Cl R	51,508	686,120
Valmet	20,745	517,610

		1,833,123

FRANCE — 6.3%
Accor	13,217	579,245
Arkema	9,101	939,104
BNP Paribas	13,930	1,002,430
Thales	5,336	896,809

		3,417,588

GERMANY — 8.8%
BASF	24,290	1,272,714
Continental	12,745	826,021
Deutsche Post	16,328	683,653
GEA Group	17,887	721,920
Rheinmetall	2,308	1,271,814

		4,776,122

HONG KONG — 4.0%
AIA Group	95,400	698,744
CLP Holdings	114,000	896,731
Link REIT ‡	138,747	594,502

		2,189,977

COMMON STOCK — (continued)

	Shares	Value
ITALY — 4.3%
Azimut Holding	25,950	$683,847
Enel	148,885	978,539
Saipem *	291,416	668,722

		2,331,108

JAPAN — 19.2%
Asahi Group Holdings	25,700	879,171
Honda Motor	85,600	973,921
Komatsu	33,500	1,000,181
Makita	43,400	1,256,469
MINEBEA MITSUMI	56,100	1,050,773
Mitsubishi Electric	36,000	627,478
Nabtesco	46,367	764,682
NSK	157,000	863,403
Olympus	62,000	863,643
Tosoh	49,900	687,927
TOTO	36,400	985,148
Welcia Holdings	31,400	461,668

		10,414,464

NETHERLANDS — 4.6%
Akzo Nobel	13,603	897,554
Euronext	9,454	851,341
Randstad	14,593	731,854

		2,480,749

NORWAY — 3.6%
Aker BP	45,717	1,108,782
Equinor	32,569	866,608

		1,975,390

SINGAPORE — 2.1%
United Overseas Bank	52,400	1,162,798

SOUTH AFRICA — 1.1%
Sibanye Stillwater	512,054	584,433

SOUTH KOREA — 1.5%
SK Hynix	6,806	839,899

SWEDEN — 7.5%
Boliden	27,720	911,009
Electrolux, Cl B *	77,356	672,629
Elekta, Cl B	105,081	748,264
Getinge, Cl B	46,109	970,707
SKF, Cl B	37,644	773,888

		4,076,497

SWITZERLAND — 3.7%
Barry Callebaut	393	635,077
Julius Baer Group	25,786	1,383,635

		2,018,712

UNITED KINGDOM — 14.0%
Associated British Foods PLC	34,256	1,133,792
BAE Systems PLC	52,342	870,561
Centrica PLC	406,504	648,890

The accompanying notes are an integral part of the financial statements.
17

The Advisors’ Inner Circle Fund III	Barrow Hanley
International Value Fund
April 30, 2024 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
UNITED KINGDOM — (continued)
CK Hutchison Holdings PLC	180,500	$876,648
Entain PLC	54,419	530,922
Legal & General Group PLC	429,570	1,261,000
Persimmon PLC	52,003	842,084
Smith & Nephew PLC	76,617	928,263
St. James’s Place PLC	96,833	523,991

		7,616,151

UNITED STATES — 2.4%
Sanofi	13,139	1,298,044

TOTAL COMMON STOCK
(Cost $49,363,410)		50,740,812

PREFERRED STOCK — 4.7%

GERMANY — 4.7%
Dr Ing hc F Porsche (A)	12,914	1,149,690
Henkel & KGaA (A)	17,551	1,394,284

		2,543,974

TOTAL PREFERRED STOCK
(Cost $2,475,330)		2,543,974

TOTAL INVESTMENTS—98.0%
(Cost $51,838,740)		$53,284,786

Percentages are based on Net Assets of $54,375,355.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

Cl — Class

PLC — Public Limited Company

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$–	$553,228	$–	$553,228
Canada	2,112,007	–	–	2,112,007
China	–	1,060,522	–	1,060,522
Finland	–	1,833,123	–	1,833,123
France	–	3,417,588	–	3,417,588
Germany	–	4,776,122	–	4,776,122
Hong Kong	–	2,189,977	–	2,189,977
Italy	–	2,331,108	–	2,331,108
Japan	–	10,414,464	–	10,414,464
Netherlands	–	2,480,749	–	2,480,749
Norway	–	1,975,390	–	1,975,390
Singapore	–	1,162,798	–	1,162,798
South Africa	–	584,433	–	584,433
South Korea	–	839,899	–	839,899
Sweden	–	4,076,497	–	4,076,497
Switzerland	–	2,018,712	–	2,018,712
United Kingdom	–	7,616,151	–	7,616,151
United States	–	1,298,044	–	1,298,044

Total Common Stock	2,112,007	48,628,805	–	50,740,812
Preferred Stock
Germany	–	2,543,974	–	2,543,974

Total Investments in Securities	$2,112,007	$51,172,779	$–	$53,284,786

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
18

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 48.2%

	Face Amount	Value
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.4%
GNMA, Ser 2023-111, Cl PH
5.000%, 05/20/2053	$684,693	$668,679

AGENCY MORTGAGE BACKED SECURITIES — 46.1%
FHLMC
6.000%, 03/01/2053 to 04/01/2054	4,935,314	4,911,963
5.500%, 09/01/2053 to 04/01/2054	4,602,945	4,479,148
5.000%, 11/01/2052	3,161,255	2,997,541
4.500%, 05/01/2053	2,210,921	2,038,201
4.000%, 06/01/2042 to 04/01/2048	1,384,234	1,262,744
3.500%, 09/01/2028 to 01/01/2048	478,445	427,566
3.000%, 11/01/2032 to 04/01/2047	395,361	336,655
2.500%, 06/01/2035 to 05/01/2052	2,488,901	2,065,518
2.000%, 09/01/2050 to 03/01/2052	2,105,163	1,598,811
FNMA
6.000%, 01/01/2054	1,677,202	1,667,996
5.500%, 12/01/2035 to 02/01/2054	4,495,128	4,371,177
5.000%, 05/01/2040 to 06/01/2053	4,230,468	4,033,548
4.500%, 04/01/2034 to 06/01/2053	3,397,803	3,172,556
4.000%, 11/01/2044 to 09/01/2052	5,414,465	4,865,908
3.500%, 06/01/2037 to 05/01/2052	2,529,470	2,224,096

MORTGAGE-BACKED SECURITIES — (continued)

	Face Amount	Value
AGENCY MORTGAGE BACKED SECURITIES — (continued)
3.000%, 10/01/2034 to 07/01/2052	$5,693,369	$4,768,239
2.500%, 11/01/2041 to 02/01/2052	8,151,049	6,516,405
2.000%, 11/01/2035 to 01/01/2052	7,335,595	5,648,400
GNMA
5.500%, 07/20/2053	2,661,690	2,611,926
5.000%, 10/15/2039 to 04/20/2053	2,819,096	2,705,681
4.500%, 02/20/2050 to 09/20/2052	804,367	750,500
4.000%, 12/20/2047 to 03/20/2052	1,786,410	1,620,300
3.500%, 09/15/2041 to 01/20/2052	373,769	333,174
3.000%, 06/20/2051 to 06/20/2053	6,663,174	5,679,785
2.500%, 04/20/2050 to 04/20/2052	2,975,731	2,442,563

		73,530,401

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.136%, TSFR1M + 0.814%, 09/15/2036 (A)(B)	550,000	544,500
Cold Storage Trust, Ser ICE5, Cl A
6.334%, TSFR1M + 1.014%, 11/15/2037 (A)(B)	398,111	397,240
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (A)	235,000	204,758
NRTH 2024-PARK Mortgage Trust, Ser PARK, Cl A
6.962%, TSFR1M + 1.641%, 03/15/2041 (A)(B)	1,450,000	1,450,907

		2,597,405

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.1%
Seasoned Loans Structured Transaction Trust, Ser 2020-3, Cl A1C
2.000%, 11/25/2030	128,623	112,792

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $79,513,385)		76,909,277

The accompanying notes are an integral part of the financial statements.
19

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — 35.2%

	Face Amount	Value

COMMUNICATION SERVICES — 4.2%
AT&T
3.800%, 12/01/2057	$500,000	$337,344
3.650%, 09/15/2059	935,000	606,573
Charter Communications Operating
6.484%, 10/23/2045	1,886,000	1,669,649
5.750%, 04/01/2048	370,000	298,202
Paramount Global
4.600%, 01/15/2045	3,000,000	2,010,130
Rogers Communications
4.300%, 02/15/2048	1,058,000	814,388
Warnermedia Holdings
5.050%, 03/15/2042	1,185,000	948,607

		6,684,893

CONSUMER DISCRETIONARY — 4.5%
BAT Capital
6.000%, 02/20/2034	245,000	243,486
4.540%, 08/15/2047	1,395,000	1,043,884
Bayer US Finance
6.500%, 11/21/2033 (A)	1,155,000	1,151,152
6.125%, 11/21/2026 (A)	585,000	585,920
Bayer US Finance II
4.250%, 12/15/2025 (A)	645,000	626,672
3.950%, 04/15/2045 (A)	1,770,000	1,188,729
Ford Motor Credit
5.125%, 06/16/2025	460,000	455,140
4.134%, 08/04/2025	460,000	448,643
3.375%, 11/13/2025	405,000	388,806
Nissan Motor
4.810%, 09/17/2030 (A)	400,000	363,819
Whirlpool MTN
5.150%, 03/01/2043	900,000	767,329

		7,263,580

CONSUMER STAPLES — 0.1%
Reynolds American
5.700%, 08/15/2035	150,000	144,033

ENERGY — 1.8%
BP Capital Markets
6.450%, H15T5Y + 2.153%(B)(C)	1,080,000	1,089,591
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (B)	500,000	514,899
7.500%, 07/01/2038	280,000	308,731
6.000%, 06/15/2048	745,000	706,590
Kinder Morgan Energy Partners
5.400%, 09/01/2044	75,000	67,144
ONEOK Partners
6.850%, 10/15/2037	110,000	115,487

		2,802,442

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
FINANCIALS — 12.1%
Barclays PLC
9.625%, USISSO05 + 5.775%(B)(C)	$2,000,000	$2,090,258
7.119%, SOFRRATE + 3.570%, 06/27/2034 (B)	855,000	881,606
6.224%, SOFRRATE + 2.980%, 05/09/2034 (B)	505,000	506,351
2.894%, H15T1Y + 1.300%, 11/24/2032 (B)	1,610,000	1,305,141
Citigroup
1.281%, SOFRRATE + 0.528%, 11/03/2025 (B)	225,000	219,610
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (B)	190,000	193,968
3.729%, SOFRRATE + 2.757%, 01/14/2032 (B)	260,000	214,064
3.035%, SOFRRATE + 1.718%, 05/28/2032 (B)	315,000	258,288
2.552%, SOFRRATE + 1.318%, 01/07/2028 (B)	220,000	200,896
2.311%, SOFRRATE + 1.219%, 11/16/2027 (B)	925,000	841,474
Fairfax Financial Holdings
6.350%, 03/22/2054 (A)	1,015,000	1,003,432
Fidelity National Financial
3.200%, 09/17/2051	155,000	94,438
Intesa Sanpaolo
6.625%, 06/20/2033 (A)	1,435,000	1,445,653
4.198%, H15T1Y + 2.600%, 06/01/2032 (A)(B)	460,000	377,037
JPMorgan Chase
1.561%, SOFRRATE + 0.605%, 12/10/2025 (B)	345,000	335,959
Macquarie Group MTN
2.871%, SOFRRATE + 1.532%, 01/14/2033 (A)(B)	965,000	780,683
Markel Group
5.000%, 05/20/2049	765,000	661,165
3.450%, 05/07/2052	915,000	597,937
Mitsubishi UFJ Financial Group
2.193%, 02/25/2025	315,000	306,073

The accompanying notes are an integral part of the financial statements.
20

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
FINANCIALS — (continued)
Moody’s
2.550%, 08/18/2060	$75,000	$38,384
Morgan Stanley
2.484%, SOFRRATE + 1.360%, 09/16/2036 (B)	185,000	142,710
Morgan Stanley MTN
0.864%, SOFRRATE + 0.745%, 10/21/2025 (B)	610,000	595,275
NatWest Group
3.754%, H15T5Y + 2.100%, 11/01/2029 (B)	1,695,000	1,673,322
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (A)(B)	950,000	907,044
State Street
2.354%, SOFRRATE + 0.940%, 11/01/2025 (B)	495,000	485,581
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(C)	1,000,000	1,067,229
9.250%, H15T5Y + 4.758%(A)(B)(C)	1,000,000	1,097,487
7.750%, USISSO05 + 4.160%(A)(B)(C)	1,000,000	1,007,916

		19,328,981

INDUSTRIALS — 1.1%
AerCap Ireland Capital DAC
3.400%, 10/29/2033	665,000	541,424
3.300%, 01/30/2032	1,230,000	1,026,861
American Airlines 2019-1 Class AA Pass Through Trust
3.150%, 02/15/2032	78,300	68,990
Quanta Services
3.050%, 10/01/2041	150,000	101,599

		1,738,874

INFORMATION TECHNOLOGY — 0.3%
Dell International
3.450%, 12/15/2051	60,000	39,489
Sprint Capital
8.750%, 03/15/2032	400,000	472,296

		511,785

MATERIALS — 0.1%
EIDP
1.700%, 07/15/2025	150,000	143,147

REAL ESTATE — 1.0%
Alexandria Real Estate Equities
1.875%, 02/01/2033	350,000	257,127
Crown Castle
1.050%, 07/15/2026	1,445,000	1,307,795

		1,564,922

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
UTILITIES — 10.0%
Appalachian Power
4.500%, 03/01/2049	$1,550,000	$1,201,007
Arizona Public Service
2.650%, 09/15/2050	90,000	50,785
Consumers Energy
2.500%, 05/01/2060	67,000	35,493
DTE Energy
5.850%, 06/01/2034	955,000	949,603
1.050%, 06/01/2025	620,000	589,238
Duke Energy Carolinas
6.050%, 04/15/2038	355,000	361,038
6.000%, 01/15/2038	125,000	126,224
3.200%, 08/15/2049	305,000	200,833
Duke Energy Progress
4.150%, 12/01/2044	465,000	367,504
Duke Energy Progress NC Storm Funding
2.387%, 07/01/2037	1,135,000	888,560
Electricite de France
6.900%, 05/23/2053 (A)	510,000	534,684
6.000%, 04/22/2064 (A)	535,000	489,481
5.000%, 09/21/2048 (A)	1,215,000	1,029,097
4.750%, 10/13/2035 (A)	670,000	601,427
Entergy
2.800%, 06/15/2030	295,000	251,619
Entergy Arkansas
3.350%, 06/15/2052	145,000	94,704
Entergy Louisiana
4.000%, 03/15/2033	380,000	338,257
Florida Power & Light
3.950%, 03/01/2048	125,000	96,675
Kentucky Utilities
3.300%, 06/01/2050	160,000	105,988
MidAmerican Energy
3.650%, 08/01/2048	290,000	211,423
National Fuel Gas
3.950%, 09/15/2027	135,000	127,086
2.950%, 03/01/2031	680,000	559,028
National Grid
5.809%, 06/12/2033	1,755,000	1,738,178
National Rural Utilities Cooperative Finance
5.450%, 10/30/2025	195,000	194,668
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	360,000	351,432
NiSource
5.250%, 03/30/2028	825,000	815,961
Pacific Gas and Electric
5.550%, 05/15/2029	275,000	271,974
PacifiCorp
5.500%, 05/15/2054	1,110,000	991,529
4.150%, 02/15/2050	890,000	664,060

The accompanying notes are an integral part of the financial statements.
21

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2024 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
UTILITIES — (continued)
Sempra
3.300%, 04/01/2025	$630,000	$615,884
Sempra Global
3.250%, 01/15/2032 (A)	420,000	338,315
Vistra Operations
5.125%, 05/13/2025 (A)	805,000	792,927

		15,984,682

TOTAL CORPORATE OBLIGATIONS
(Cost $56,222,297)		56,167,339

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bond
3.875%, 02/15/2043	940,000	821,141
U.S. Treasury Notes
3.625%, 05/31/2028	720,000	689,316
3.500%, 02/15/2033	5,705,000	5,217,178
1.500%, 01/31/2027	910,000	831,121
1.500%, 02/15/2030	6,005,000	5,035,521
1.125%, 02/28/2025	2,475,000	2,391,638

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,114,683)		14,985,915

ASSET-BACKED SECURITIES — 3.5%

AUTOMOTIVE — 2.7%
Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	113,034	111,521
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl A3
0.340%, 12/18/2026	14,632	14,592
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	235,000	232,977
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	146,927	146,944
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/2026	940,000	944,182
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, 08/25/2026	58,879	58,020
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	161,707	161,817
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, 05/15/2025	13,091	13,080

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value
AUTOMOTIVE — (continued)
Ford Credit Auto Owner Trust, Ser 2021-2, Cl A
1.530%, 05/15/2034 (A)	$205,000	$186,009
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	260,000	256,731
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A3
1.900%, 03/20/2025	1,462	1,459
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/2027	860,000	853,899
GM Financial Revolving Receivables Trust, Ser 2021-1, Cl A
1.170%, 06/12/2034 (A)	155,000	140,155
Honda Auto Receivables Owner Trust, Ser 2022-1, Cl A3
1.880%, 05/15/2026	462,239	451,935
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/2027	270,000	267,657
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (A)	215,000	205,461
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (A)	100,000	98,378
Toyota Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.230%, 06/15/2026	79,111	77,313
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/2026	70,085	68,594

		4,290,724

OTHER ASSET-BACKED SECURITIES — 0.8%

CNH Equipment Trust, Ser 2021-A, Cl A3
0.400%, 12/15/2025	44,058	43,480
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/2028	235,000	231,951
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/15/2026	175,212	171,739
John Deere Owner Trust, Ser 2022-B, Cl A3
3.740%, 02/16/2027	215,000	211,730

The accompanying notes are an integral part of the financial statements.
22

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value
OTHER ASSET-BACKED SECURITIES — (continued)
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (A)	$176,850	$150,311
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, 05/20/2027	365,000	364,019
Wendy’s Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (A)	175,017	149,424

		1,322,654

TOTAL ASSET-BACKED SECURITIES
(Cost $5,642,360)		5,613,378

SOVEREIGN BONDS — 2.3%

ISRAEL — 1.1%
Israel Government International Bond
5.500%, 03/12/2034	1,435,000	1,357,869
5.375%, 03/12/2029	360,000	352,350

		1,710,219

MEXICO — 1.2%
Mexico Government International Bond
6.400%, 05/07/2054	1,640,000	1,541,755
6.000%, 05/07/2036	435,000	418,811

		1,960,566

TOTAL SOVEREIGN BONDS
(Cost $3,790,450)		3,670,785

TOTAL INVESTMENTS— 98.6%
(Cost $160,283,175)		$157,346,694

Percentages are based on Net Assets of $159,612,534.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2024, the value of these securities amounted to $18,915,847, representing 11.9% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

SOFRRATE —Secured Overnight Financing Rate

TSFR1M — Term Secured Overnight Financing Rate 1 Month

As of April 30, 2024, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance under U.S. generally on fair value measurements and disclosure accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
23

The Advisors’ Inner Circle Fund III	Barrow Hanley
US Value Opportunities Fund
April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.3%

	Shares	Value

COMMUNICATION SERVICES — 5.5%
Alphabet, Cl C *	10,875	$1,790,460
Comcast, Cl A	27,542	1,049,625
Electronic Arts	9,982	1,265,917
T-Mobile US	7,127	1,170,040

		5,276,042

CONSUMER DISCRETIONARY — 8.7%
Aptiv PLC *	13,069	927,899
Aramark	43,082	1,357,514
Las Vegas Sands	29,720	1,318,379
Lithia Motors, Cl A	2,993	761,359
SharkNinja	23,042	1,481,140
United Parks & Resorts *	23,052	1,171,503
Wynn Resorts	14,860	1,361,919

		8,379,713

CONSUMER STAPLES — 3.0%
Keurig Dr Pepper	48,579	1,637,112
Philip Morris International	13,266	1,259,474

		2,896,586

ENERGY — 8.2%
Enbridge	22,966	816,212
Halliburton	34,287	1,284,734
Hess	9,721	1,530,960
Phillips 66	10,013	1,433,962
Pioneer Natural Resources	6,493	1,748,695
Plains GP Holdings, Cl A	57,140	1,040,519

		7,855,082

FINANCIALS — 15.2%
Allstate	8,225	1,398,743
American Express	4,584	1,072,794
American International Group	17,887	1,347,070

COMMON STOCK — (continued)

	Shares	Value

FINANCIALS — (continued)
Axis Capital Holdings	15,077	$924,672
Berkshire Hathaway, Cl B *	3,304	1,310,796
Chubb	4,775	1,187,256
Fidelity National Information Services	21,389	1,452,741
Jefferies Financial Group	35,887	1,545,294
M&T Bank	6,644	959,327
US Bancorp	24,279	986,456
Wells Fargo	17,069	1,012,533
Willis Towers Watson PLC	5,620	1,411,407

		14,609,089

HEALTH CARE — 8.4%
Avantor *	59,809	1,449,172
Elevance Health	2,428	1,283,393
Humana	1,839	555,544
LivaNova PLC *	12,314	686,505
Medtronic PLC	13,083	1,049,780
Merck	10,542	1,362,237
Smith & Nephew ADR	31,870	769,023
UnitedHealth Group	1,756	849,377

		8,005,031

INDUSTRIALS — 17.4%
AECOM	14,052	1,297,843
AerCap Holdings *	19,462	1,644,344
BWX Technologies	19,447	1,862,439
CACI International, Cl A *	3,905	1,570,708
Jacobs Solutions	8,240	1,182,687
JB Hunt Transport Services	5,073	824,718
Johnson Controls International	11,350	738,544
MDU Resources Group	63,175	1,560,423
Stanley Black & Decker	9,856	900,838
U-Haul Holding, Cl B	15,174	930,470
Vertiv Holdings, Cl A	36,362	3,381,666
Vestis	41,367	761,980

		16,656,660

INFORMATION TECHNOLOGY — 11.3%
Broadcom	2,190	2,847,591
Ciena *	19,745	912,812
Cognizant Technology Solutions, Cl A	17,614	1,156,887
Microchip Technology	13,514	1,243,018
Oracle	15,476	1,760,395
QUALCOMM	10,595	1,757,181
Skyworks Solutions	10,756	1,146,482

		10,824,366

The accompanying notes are an integral part of the financial statements.
24

The Advisors’ Inner Circle Fund III	Barrow Hanley
US Value Opportunities Fund
April 30, 2024 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value

MATERIALS — 9.3%
Air Products and Chemicals	6,124	$1,447,346
Axalta Coating Systems *	44,555	1,400,809
CRH	29,931	2,317,258
DuPont de Nemours	10,770	780,825
Element Solutions	54,823	1,268,056
Knife River *	21,386	1,672,152

		8,886,446

REAL ESTATE — 5.4%
CubeSmart ‡	28,174	1,139,357
Mid-America Apartment Communities ‡	7,338	953,940
Public Storage ‡	4,069	1,055,702
SBA Communications, Cl A ‡	2,309	429,751
VICI Properties, Cl A ‡	54,542	1,557,174

		5,135,924

UTILITIES — 3.9%
CenterPoint Energy	38,161	1,112,012
Entergy	13,023	1,389,163
Pinnacle West Capital	16,232	1,195,487

		3,696,662

TOTAL COMMON STOCK
(Cost $70,102,058)		92,221,601

TOTAL INVESTMENTS— 96.3%
(Cost $70,102,058)		$92,221,601

Percentages are based on Net Assets of $95,746,577.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
25

The Advisors’ Inner Circle Fund III	April 30, 2024 (Unaudited)

 STATEMENTS OF ASSETS AND LIABILITIES

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Floating Rate Fund
Assets:
Investments in securities at value†	$28,529,078	$61,849,882	$2,864,427	$92,677,819
Affiliated investments at value††	–	18,749,860	–	–
Foreign currency at value†††	15,334	–	1,832	–
Cash	1,039,084	320,826	39,652	2,264,981
Dividends and interest receivable	96,267	1,061,337	9,851	545,184
Receivable for capital shares sold	23,572	789	804	822
Tax reclaim receivable	5,628	–	485	–
Receivable for investment securities sold	–	–	–	982,450
Receivable due from Investment Adviser	–	285,072	10,016	–
Unrealized appreciation on spot contracts	–	–	5	–
Prepaid expenses	5,047	16,147	13,439	18,024

Total Assets	29,714,010	82,283,913	2,940,511	96,489,280

Liabilities:
Payable for investment securities purchased	–	16	–	2,178,534
Accrued foreign capital gains tax on appreciated securities	20,774	–	4,452	–
Audit fees payable	13,441	19,903	13,441	19,903
Printing fees payable	2,167	8,329	259	9,009
Custodian fees payable	5,098	1,708	4,017	813
Investment Adviser fees payable	11,318	–	–	17,769
Payable due to administrator	3,135	9,547	317	10,143
Transfer Agent fees payable	3,065	2,823	6,347	2,762
Chief Compliance Officer fees payable	653	2,118	65	2,272
Shareholder servicing fees payable (Y Shares )	–	–	121	–
Accrued expenses	6,779	11,097	6,517	9,712

Total Liabilities	66,430	55,541	35,536	2,250,917
Commitment and Contingencies†

Net Assets	$29,647,580	$82,228,372	$2,904,975	$94,238,363

† Cost of securities	$29,424,492	$65,372,534	$2,995,296	$92,960,473
†† Cost of affiliated investments	–	18,750,741	–	–
††† Cost of foreign currency	15,203	–	855	–

Net Assets:
Paid-in Capital	$30,179,609	$90,695,046	$3,028,713	$94,618,041
Total Distributable Earnings (Accumulated Loss)	(532,029)	(8,466,674)	(123,738)	(379,678)

Net Assets	$29,647,580	$82,228,372	$2,904,975	$94,238,363

I Shares:
Net Assets	$29,647,580	$82,228,372	$2,811,125	$94,238,363
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,343,333	8,687,078	299,730	9,547,603
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$8.87	$9.47	$9.38	$9.87
Y Shares:
Net Assets	N/A	N/A	$93,850	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	N/A	N/A	10,003	N/A
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	N/A	N/A	$9.38	N/A

Amounts designated as “—” are $0.

* Redemption price per share may vary depending on the length of time shares are held.

N/A - Not Applicable

The accompanying notes are an integral part of the financial statements.
26

The Advisors’ Inner Circle Fund III	April 30, 2024 (Unaudited)

 STATEMENTS OF ASSETS AND LIABILITIES

	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund	Barrow Hanley US Value Opportunities Fund
Assets:
Investments in securities at value†	$53,284,786	$157,346,694	$92,221,601
Foreign currency at value†††	96,174	–	–
Cash	237,545	1,548,322	3,267,011
Receivable for investment securities sold	897,954	175,512	103,310
Dividends and interest receivable	336,828	1,224,425	73,121
Tax reclaim receivable	183,787	–	6,197
Unrealized appreciation on spot contracts	1,857	–	–
Receivable for capital shares sold	2,291	309,882	181,057
Prepaid expenses	25,188	24,932	15,428

Total Assets	55,066,410	160,629,767	95,867,725

Liabilities:
Payable for investment securities purchased	567,256	953,759	42,751
Payable for capital shares redeemed	61,774	–	–
Audit fees payable	13,441	14,682	12,200
Transfer Agent fees payable	6,088	1,983	2,812
Printing fees payable	5,506	11,458	8,063
Custodian fees payable	4,878	2,032	795
Investment Adviser fees payable	16,264	1,802	28,883
Payable due to administrator	6,340	17,143	10,343
Chief Compliance Officer fees payable	1,416	3,036	2,061
Payable due to trustees	–	191	–
Shareholder servicing fees payable (Y Shares)	123	–	–
Accrued expenses	7,969	11,147	13,240

Total Liabilities	691,055	1,017,233	121,148
Commitment and Contingencies†

Net Assets	$54,375,355	$159,612,534	$95,746,577

† Cost of securities	$51,838,740	$160,283,175	$70,102,058
††† Cost of foreign currency	96,240	–	–

Net Assets:
Paid-in Capital	$52,562,549	$161,880,780	$70,721,422
Total Distributable Earnings (Accumulated Loss)	1,812,806	(2,268,246)	25,025,155

Net Assets	$54,375,355	$159,612,534	$95,746,577

I Shares:
Net Assets	$54,269,772	$159,612,534	$95,746,577
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	5,139,530	17,587,633	8,398,672
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.56	$9.08	$11.40
Y Shares:
Net Assets	$105,583	N/A	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10,003	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.56	N/A	N/A

Amounts designated as “—” are $0.

* Redemption price per share may vary depending on the length of time shares are held.

N/A – Not applicable

The accompanying notes are an integral part of the financial statements.
27

The Advisors’ Inner Circle Fund III	For the period ended April 30, 2024 (Unaudited)

 STATEMENTS OF OPERATIONS

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Floating Rate Fund
Investment Income
Dividends	$393,843	$–	$42,224	$–
Interest	18,457	2,989,470	1,757	5,054,936
Income from Affiliated Investments	–	997,100	–	–
Less: Foreign Taxes Withheld	(47,905)	–	(5,558)	–

Total Investment Income	364,395	3,986,570	38,423	5,054,936

Expenses
Investment Advisory Fees	134,751	274,234	12,851	224,456
Administration Fees	18,581	58,602	1,895	63,948
Trustees’ Fees	2,616	8,496	265	9,263
Chief Compliance Officer Fees	896	2,882	93	3,127
Audit Fees	13,441	19,903	13,441	19,903
Transfer Agent Fees	10,202	11,651	19,168	11,862
Registration & Filing Fees	9,442	15,812	15,031	15,917
Custodian Fees	8,361	3,272	9,786	3,474
Legal Fees	4,015	12,953	408	14,123
Printing Fees	2,479	7,301	239	7,888
Pricing Fees	544	11,638	911	8,177
Other Expenses	8,286	9,741	8,136	9,841

Total Expenses	213,614	436,485	82,224	391,979

Less:
Investment Advisory Fees Waiver	(61,475)	(274,234)	(12,851)	(92,712)
Reimbursement from Adviser	–	(119,345)	(54,753)	–

Net Expenses	152,139	42,906	14,620	299,267

Net Investment Income	212,256	3,943,664	23,803	4,755,669

Net Realized Gain (Loss) on:
Investments	413,694	(1,207,285)	8,430	243,811
Affiliated Investments	–	(29,570)	–	–
Foreign Currency Transactions	9,005	–	(1,424)	–

Net Realized Gain (Loss)	422,699	(1,236,855)	7,006	243,811

Net Unrealized Appreciation (Depreciation) on:
Investments	875,991	5,482,034	90,356	1,916,874
Affiliated Investments	–	545,170	–	–
Foreign Capital Gains Tax on Appreciated Securities	(8,765)	–	647	–
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(14,695)	–	312	–

Net Unrealized Appreciation (Depreciation)	852,531	6,027,204	91,315	1,916,874

Net Realized and Unrealized Gain	1,275,230	4,790,349	98,321	2,160,685

Net Increase in Net Assets from Operations	$1,487,486	$8,734,013	$122,124	$6,916,354

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
28

The Advisors’ Inner Circle Fund III	For the period ended April 30, 2024 (Unaudited)

 STATEMENTS OF OPERATIONS

	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund	Barrow Hanley US Value Opportunities Fund
Investment Income
Dividends	$1,237,932	$–	$926,708
Interest	13,955	4,278,900	46,840
Income from Affiliated Investments	–	–	–
Less: Foreign Taxes Withheld	(160,459)	–	(4,767)

Total Investment Income	1,091,428	4,278,900	968,781

Expenses
Investment Advisory Fees	208,974	282,337	250,863
Administration Fees	40,595	103,449	58,531
Trustees’ Fees	5,788	12,557	8,176
Chief Compliance Officer Fees	1,981	4,826	2,858
Registration & Filing Fees	20,812	24,723	15,233
Transfer Agent Fees	20,533	12,429	11,508
Audit Fees	13,441	14,682	12,200
Custodian Fees	12,163	4,373	2,390
Legal Fees	8,907	20,352	12,541
Printing Fees	5,110	13,024	7,336
Pricing Fees	893	15,079	13,180
Other Expenses	8,018	9,958	8,367

Total Expenses	347,215	517,789	403,183

Less:
Investment Advisory Fees Waiver	(74,913)	(235,463)	(79,341)

Net Expenses	272,302	282,326	323,842

Net Investment Income	819,126	3,996,574	644,939

Net Realized Gain (Loss) on:
Investments	222,603	1,802,165	4,204,694
Foreign Currency Transactions	(15,826)	–	–

Net Realized Gain (Loss)	206,777	1,802,165	4,204,694

Net Unrealized Appreciation (Depreciation) on:
Investments	5,087,334	3,285,866	11,662,172
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,431	–	–

Net Unrealized Appreciation (Depreciation)	5,089,765	3,285,866	11,662,172

Net Realized and Unrealized Gain	5,296,542	5,088,031	15,866,866

Net Increase in Net Assets from Operations	$6,115,668	$9,084,605	$16,511,805

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
29

The Advisors’ Inner Circle Fund III

 STATEMENTS OF CHANGES IN NET ASSETS

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund		Barrow Hanley Credit Opportunities Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$212,256	$717,186	$3,943,664	$6,847,944
Net Realized Gain (Loss)	422,699	760,783	(1,236,855)	(1,121,362)
Net Unrealized Appreciation (Depreciation)	852,531	(905,299)	6,027,204	1,688,443

Net Increase in Net Assets Resulting from Operations	1,487,486	572,670	8,734,013	7,415,025

Distributions:
I Shares	(1,347,558)	(170,927)	(3,721,377)	(7,734,787)

Total Distributions	(1,347,558)	(170,927)	(3,721,377)	(7,734,787)

Capital Share Transactions:
I Shares
Issued	2,615,509	24,845,447	7,568,371	6,639,107
Reinvestment of Dividends	1,293,286	165,297	3,720,347	7,732,924
Redeemed	(2,510,742)	(2,466,332)	(28,850,930)	(16,576,397)

Net Increase (Decrease) in Net Assets from I Shares Transactions	1,398,053	22,544,412	(17,562,212)	(2,204,366)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,398,053	22,544,412	(17,562,212)	(2,204,366)

Total Increase (Decrease) in Net Assets	1,537,981	22,946,155	(12,549,576)	(2,524,128)
Net Assets:
Beginning of Year/Period	28,109,599	5,163,444	94,777,948	97,302,076

End of Year/Period	$29,647,580	$28,109,599	$82,228,372	$94,777,948

Share Transactions:
I Shares
Issued	292,890	2,776,954	811,962	708,225
Reinvestment of Dividends	138,503	18,026	394,325	848,271
Redeemed	(270,570)	(260,283)	(3,060,471)	(1,777,737)

Total Increase (Decrease) in I Shares	160,823	2,534,697	(1,854,184)	(221,241)

Net Increase (Decrease) in Shares Outstanding	160,823	2,534,697	(1,854,184)	(221,241)

The accompanying notes are an integral part of the financial statements.
30

The Advisors’ Inner Circle Fund III

 STATEMENTS OF CHANGES IN NET ASSETS

	Barrow Hanley Emerging Markets Value Fund		Barrow Hanley Floating Rate Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$23,803	$75,170	$4,755,669	$9,772,326
Net Realized Gain (Loss)	7,006	46,424	243,811	(2,050,705)
Net Unrealized Appreciation (Depreciation)	91,315	91,639	1,916,874	4,737,025

Net Increase in Net Assets Resulting from Operations	122,124	213,233	6,916,354	12,458,646

Distributions:
I Shares	(64,407)	(65,461)	(4,829,334)	(9,385,204)
Y Shares	(2,096)	(2,520)	—	—

Total Distributions	(66,503)	(67,981)	(4,829,334)	(9,385,204)

Capital Share Transactions:
I Shares
Issued	324,499	345,305	962,320	16,522,117
Reinvestment of Dividends	24,602	14,693	4,528,308	8,861,665
Redeemed	(141,448)	(4,647)	(17,827,383)	(33,125,265)(1)

Net Increase (Decrease) in Net Assets from I Shares Transactions	207,653	355,351	(12,336,755)	(7,741,483)

Y Shares
Reinvestment of Dividends	1	1	—	—

Net Increase in Net Assets from Y Shares Transactions	1	1	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	207,654	355,352	(12,336,755)	(7,741,483)

Total Increase (Decrease) in Net Assets	263,275	500,604	(10,249,735)	(4,668,041)
Net Assets:
Beginning of Year/Period	2,641,700	2,141,096	104,488,098	109,156,139

End of Year/Period	$2,904,975	$2,641,700	$94,238,363	$104,488,098

Share Transactions:
I Shares
Issued	33,027	35,069	96,364	1,746,219
Reinvestment of Dividends	2,485	1,563	462,603	928,297
Redeemed	(14,627)	(480)	(1,804,952)	(3,432,488)

Total Increase (Decrease) in I Shares	20,885	36,152	(1,245,985)	(757,972)

Y Shares
Reinvestment of Dividends	—	—	—	—

Total Increase in Y Shares	—	—	—	—

Net Increase (Decrease) in Shares Outstanding	20,885	36,152	(1,245,985)	(757,972)

(1)	Includes in-kind transfer of assets. (See Note 9 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
31

The Advisors’ Inner Circle Fund III

 STATEMENTS OF CHANGES IN NET ASSETS

	Barrow Hanley International Value Fund		Barrow Hanley Total Return Bond Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$819,126	$1,717,856	$3,996,574	$2,670,351
Net Realized Gain (Loss)	206,777	664,504	1,802,165	(2,067,287)
Net Unrealized Appreciation (Depreciation)	5,089,765	(3,317,738)	3,285,866	(1,971,182)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,115,668	(935,378)	9,084,605	(1,368,118)

Distributions:
I Shares	(2,222,424)	(178,254)	(3,437,689)	(2,264,393)
Y Shares	(3,583)	(1,193)	—	—

Total Distributions	(2,226,007)	(179,447)	(3,437,689)	(2,264,393)

Capital Share Transactions:
I Shares
Issued	2,243,821	61,051,174	11,937,184	119,587,659
Reinvestment of Dividends	1,947,790	54,772	3,437,689	2,264,393
Redeemed	(15,294,299)	(4,426,128)	(20,259,738)	(355,079)

Net Increase (Decrease) in Net Assets from I Shares Transactions	(11,102,688)	56,679,818	(4,884,865)	121,496,973

Y Shares
Reinvestment of Dividends	1	—	—	—

Net Increase in Net Assets from Y Shares Transactions	1	—	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,102,687)	56,679,818	(4,884,865)	121,496,973

Total Increase (Decrease) in Net Assets	(7,213,026)	55,564,993	762,051	117,864,462
Net Assets:
Beginning of Year/Period	61,588,381	6,023,388	158,850,483	40,986,021

End of Year/Period	$54,375,355	$61,588,381	$159,612,534	$158,850,483

Share Transactions:
I Shares
Issued	213,441	5,927,661	1,321,274	13,325,774
Reinvestment of Dividends	179,184	5,658	366,615	245,369
Redeemed	(1,443,165)	(418,917)	(2,171,398)	(37,908)

Total Increase (Decrease) in I Shares	(1,050,540)	5,514,402	(483,509)	13,533,235

Y Shares
Reinvestment of Dividends	—	—	—	—

Total Increase in Y Shares	—	—	—	—

Net Increase (Decrease) in Shares Outstanding	(1,050,540)	5,514,402	(483,509)	13,533,235

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
32

The Advisors’ Inner Circle Fund III

 STATEMENTS OF CHANGES IN NET ASSETS

	Barrow Hanley US Value Opportunities Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net Investment Income	$644,939	$1,207,244
Net Realized Gain (Loss)	4,204,694	(82,477)
Net Unrealized Appreciation (Depreciation)	11,662,172	1,397,486

Net Increase in Net Assets Resulting from Operations	16,511,805	2,522,253

Distributions:
I Shares	(1,190,227)	(1,397,879)

Total Distributions	(1,190,227)	(1,397,879)

Capital Share Transactions:
I Shares
Issued	1,683,412	1,591,890
Reinvestment of Dividends	813,744	963,958
Redeemed	(4,905,481)	(25,153,117)

Net Decrease in Net Assets from I Shares Transactions	(2,408,325)	(22,597,269)

Net Decrease in Net Assets from Capital Share Transactions	(2,408,325)	(22,597,269)

Total Increase (Decrease) in Net Assets	12,913,253	(21,472,895)
Net Assets:
Beginning of Year/Period	82,833,324	104,306,219

End of Year/Period	$95,746,577	$82,833,324

Share Transactions:
I Shares
Issued	153,875	164,349
Reinvestment of Dividends	75,627	100,363
Redeemed	(466,127)	(2,573,113)

Total Decrease in I Shares	(236,625)	(2,308,401)

Net Decrease in Shares Outstanding	(236,625)	(2,308,401)

The accompanying notes are an integral part of the financial statements.
33

The Advisors’ Inner Circle Fund III

 FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
I Shares
2024@	$8.83	$0.07	$ 0.39	$0.46	$ (0.22)	$ (0.20)	$ (0.42)	$ 8.87	4.99%	$29,648	1.05%	1.47%	1.46%	19%
2023	7.97	0.25	0.68	0.93	(0.07)	–	(0.07)	8.83	11.58	28,110	1.05	1.73	2.68	63
2022(1)	10.00	0.19	(2.22)	(2.03)	–	–	–	7.97	(20.30)	5,163	1.05	4.62	3.76	59
Barrow Hanley Credit Opportunities Fund
I Shares
2024@	$8.99	$0.40	$ 0.48	$0.88	$ (0.40)	$ –	$ (0.40)	$ 9.47	9.80%	$82,228	0.09%††	0.96%	8.63%	16%
2023	9.04	0.63	0.04	0.67	(0.72)	–	(0.72)	8.99	7.49	94,778	0.78	1.08	6.82	24
2022(1)	10.00	0.33	(1.00)	(0.67)	(0.29)	–	(0.29)	9.04	(6.63)	97,302	0.78	1.11	6.19	29
Barrow Hanley Emerging Markets Value Fund
I Shares
2024@	$9.15	$0.08	$ 0.36	$0.44	$ (0.21)	$ –	$ (0.21)	$ 9.38	4.68%	$2,811	0.99%	5.57%	1.61%	24%
2023	8.47	0.27	0.68	0.95	(0.27)	–	(0.27)	9.15	11.10	2,550	0.99	6.64	2.83	50
2022(2)	10.00	0.29	(1.82)	(1.53)	–	–	–	8.47	(15.30)	2,056	0.99	14.67	3.55	40
Y Shares
2024@	$9.15	$0.07	$ 0.37	$0.44	$ (0.21)	$ –	$ (0.21)	$ 9.38	4.68%	$ 94	0.99%	5.58%	1.57%	24%
2023	8.46	0.27	0.67	0.94	(0.25)	–	(0.25)	9.15	11.05	92	0.99	6.68	2.79	50
2022(2)	10.00	0.28	(1.82)	(1.54)	–	–	–	8.46	(15.40)	85	1.14	14.82	3.45	40
Barrow Hanley Floating Rate Fund
I Shares
2024@	$9.68	$0.47	$ 0.20	$0.67	$ (0.48)	$ –	$ (0.48)	$ 9.87	7.02%	$94,238	0.60%	0.79%	9.53%	21%
2023	9.45	0.89	0.23	1.12	(0.89)	–	(0.89)	9.68	12.32	104,488	0.60	1.01	9.20	35
2022(1)	10.00	0.33	(0.61)	(0.28)	(0.27)	–	(0.27)	9.45	(2.81)	109,156	0.60	1.02	6.10	9
Barrow Hanley International Value Fund
I Shares
2024@	$9.93	$0.14	$ 0.85	$0.99	$(0.29)	$ (0.07)	$ (0.36)	$ 10.56	9.87%	$54,270	0.86%	1.10%	2.59%	20%
2023	8.78	0.39	0.90	1.29	(0.14)	–	(0.14)	9.93	14.72	61,489	0.86	1.23	3.74	57
2022(2)	10.00	0.23	(1.45)	(1.22)	–	–	–	8.78	(12.20)	5,935	0.86	5.16	2.89	105
Y Shares
2024@	$9.93	$0.15	$ 0.84	$0.99	$ (0.29)	$ (0.07)	$ (0.36)	$ 10.56	9.87%	$ 105	0.86%	1.10%	2.78%	20%
2023	8.77	0.31	0.97	1.28	(0.12)	–	(0.12)	9.93	14.62	99	0.86	1.48	2.98	57
2022(2)	10.00	0.23	(1.46)	(1.23)	–	–	–	8.77	(12.30)	88	1.01	8.99	2.79	105
Barrow Hanley Total Return Bond Fund
I Shares
2024@	$8.79	$0.23	$ 0.26	$0.49	$ (0.20)	$ –	$ (0.20)	$ 9.08	5.52%	$159,613	0.35%	0.64%	4.95%	85%
2023	9.03	0.39	(0.33)	0.06	(0.30)	–	(0.30)	8.79	0.49	158,850	0.35	0.90	4.15	125
2022(1)	10.00	0.17	(1.00)	(0.83)	(0.14)	–	(0.14)	9.03	(8.38)	40,986	0.35	1.16	3.13	20
Barrow Hanley US Value Opportunities Fund
I Shares
2024@	$9.59	$0.08	$ 1.87	$1.95	$ (0.14)	$ –	$ (0.14)	$ 11.40	20.44%	$95,747	0.71%	0.88%	1.41%	14%
2023	9.53	0.13	0.07	0.20	(0.10)	(0.04)	(0.14)	9.59	2.03	82,833	0.71	0.95	1.31	30
2022(1)	10.00	0.07	(0.54)	(0.47)	–	–	–	9.53	(4.70)	104,306	0.71	0.99	1.28	47

@	For the six months ended April 30, 2024 (Unaudited). All ratios for the period have been annualized.
*	Per share data calculated using average units method.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††

Due to an error in the calculation of the Fund’s expense limitation agreement, a portion of the current year waiver results to the operations of the Fund in the prior period. If this error had not occurred, the net expense ratio of the fund would have been 0.63% for the fiscal years ended October 31, 2022 and October 31, 2023 and 0.65% for the period ended April 30, 2024.

(1)	Commenced operations on April 12, 2022. All ratios for the period have been annualized.
(2)	Commenced operations on December 29, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.
34

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Concentrated Emerging Markets ESG Opportunities Fund”), Barrow Hanley Credit Opportunities Fund (the “Credit Opportunities Fund”), Barrow Hanley Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Barrow Hanley Floating Rate Fund (the “Floating Rate Fund”), Barrow Hanley International Value Fund (the “International Value Fund”), Barrow Hanley Total Return Bond Fund (the “Total Return Bond Fund”), and Barrow Hanley US Value Opportunities Fund (the “US Value Opportunities Fund”) (each a “Fund” and collectively, the “Funds”). The investment objective of Concentrated Emerging Markets ESG Opportunities Fund is to seek long term capital appreciation and consistent income. The investment objective of Credit Opportunities Fund and Floating Rate Fund is to seek to maximize total return, consistent with preservation of capital. The investment objective of Emerging Markets Value is to seek long term capital appreciation and consistent income from dividends. The investment objective of International Value Fund is to seek to obtain higher returns compared to the MSCI EAFE Index, while maintaining lower risk. The investment objective of Total Return Bond Fund is to seek to provide maximum long-term total return. The investment objective of US Value Opportunities Fund is to seek to achieve risk-adjusted equity returns in excess of the Fund’s benchmark over multiple year time periods. Each of the Funds is classified as diversified, as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). Perpetual US Services LLC, doing business as PGIA serves as the Funds’ investment adviser (the “Adviser”). The Emerging Markets Value Fund and International Value Fund commenced operations on December 29, 2021 and currently offer I Shares and Y Shares. The Concentrated Emerging Markets ESG Opportunities Fund, Credit Opportunities Fund, Floating Rate Fund, Total Return Bond Fund, and US Value Opportunities Fund commenced operations on April 12, 2022 and currently offer I Shares. Y Shares of each Fund are currently not available for purchases. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

Each Fund is the successor to the fund listed opposite its name in the table below (each a “Predecessor Fund”). Each Predecessor Fund was a private fund managed by the Sub-Adviser using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used by the Sub-Adviser to manage the Predecessor Fund’s corresponding Fund. Each Predecessor Fund dissolved and reorganized into the I Shares and Y Shares of each Fund on April 12, 2022. All of the assets of the Predecessor Funds were transferred in-kind to the Funds in connection with the reorganization.

Fund	Predecessor Fund
Concentrated Emerging Markets ESG Opportunities Fund	Barrow, Hanley, Mewhinney & Strauss LLC Concentrated Emerging Markets Fund
Credit Opportunities Fund	Barrow, Hanley, Mewhinney & Strauss LLC High Yield Fixed Income Fund
Floating Rate Fund	Barrow, Hanley, Mewhinney & Strauss LLC Bank Loan Fund
Total Return Bond Fund	Barrow, Hanley, Mewhinney & Strauss LLC Core Fixed Income Fund
US Value Opportunities Fund	Barrow, Hanley, Mewhinney & Strauss LLC Diversified Large Cap Value Fund[1]

1 On April 12, 2022, the Barrow, Hanley, Mewhinney & Strauss LLC Large Cap Value Fund, another private fund managed by the sub-adviser, also contributed its assets to the US Value Opportunities Fund and subsequently dissolved.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

35

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Funds use Intercontinental Exchange Data Pricing & reference Data LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

36

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income and expense are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

37

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Concentrated Emerging Markets ESG Opportunities Fund, Credit Opportunities Fund, Emerging Markets Value Fund, Floating Rate Fund, International Value Fund, Total Return Bond Fund, and US Value Opportunities Fund retain a redemption fee of 1.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2024 and for the year ended October 31, 2023, no redemption fees were charged.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

38

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2024, the Funds were charged the following for these services:

Administration Fees
Concentrated Emerging Markets ESG Opportunities Fund	$ 18,581

Credit Opportunities Fund	58,602

Emerging Markets Value Fund	1,895

Floating Rate Fund	63,948

International Value Fund	40,595

Total Return Bond Fund	103,449

US Value Opportunities Fund	58,531

The Trust and the Distribution are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Y Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

Atlantic Shareholder Services, LLC serves as the transfer agent (the “Transfer Agent”) and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory Agreements and Sub-Advisory Agreements:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

Advisory Fee Rate

Concentrated Emerging Markets ESG Opportunities Fund	0.93%

Credit Opportunities Fund	0.60%

Emerging Markets Value Fund	0.87%

Floating Rate Fund	0.45%

International Value Fund	0.66%

Total Return Bond Fund	0.35%

US Value Opportunities Fund	0.55%

39

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

For each Fund, the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, shareholder servicing fees, other expenditures which are capitalized in accordance with generally accepted accounting principles, other non-routine expenses, such as litigation, and acquired fund fees and expenses in the case of the Concentrated Emerging Markets ESG Opportunities Fund, Emerging Markets Value Fund, Floating Rate Fund, International Value Fund, Total Return Bond Fund, and US Value Opportunities Fund (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2025 (each, a “contractual expense limit”). This agreement will terminate automatically upon the termination of the Funds’ investment advisory agreement and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025. The Adviser further has agreed contractually to waive its investment advisory fee payable by the Credit Opportunities Fund in the amount of the investment advisory fee the Adviser receives from the Floating Rate Fund attributable to the assets of the Credit Opportunities Fund invested in the Floating Rate Fund until February 28, 2025. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025. The Adviser further has agreed contractually to waive its investment advisory fee payable by the Credit Opportunities Fund in the amount of the investment advisory fee the Adviser receives from the Floating Rate Fund attributable to the assets of the Credit Opportunities Fund invested in the Floating Rate Fund until February 28, 2025. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025.The contractual expense limitations for the Funds are as follows:

	I Shares	Y shares
Concentrated Emerging Markets ESG Opportunities Fund	1.05%	1.05%

Credit Opportunities Fund	0.78%	0.78%

Emerging Markets Value Fund	0.99%	0.99%

Floating Rate Fund	0.60%	0.60%

International Value Fund	0.86%	0.86%

Total Return Bond Fund	0.35%	0.35%

US Value Opportunities Fund	0.71%	0.71%

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period.

As of April 30, 2024, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

	Amount Subject to Repayment

	April 30, 2025	April 30, 2026	April 30, 2027	Total

Concentrated Emerging Markets ESG Opportunities Fund	$8,347	$187,726	$153,653	$349,726

Credit Opportunities Fund	13,632	187,267	83,662	284,561

Emerging Markets Value Fund	205,694	101,012	136,322	443,028

Floating Rate Fund	15,507	482,644	294,516	792,667

International Value Fund	100,147	190,986	172,530	463,663

Total Return Bond Fund	13,765	335,843	422,275	771,883

US Value Opportunities Fund	11,336	244,023	186,825	442,184

40

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

During the period ended April 30, 2024, the Funds did not incur any recoupments.

Barrow, Hanley, Mewhinney & Strauss, LLC, (“Barrow Hanley” or the “Sub-Adviser”), located at 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, serves as a sub-adviser to the Funds. Barrow Hanley, a Delaware limited liability company, is registered as an investment adviser with the SEC and was founded in 1979. Barrow Hanley provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals. Barrow Hanley is an indirect subsidiary of Perpetual Limited, a public company listed on the Australian Stock Exchange.

The Sub-Adviser will be responsible for the day-to-day management of each Funds’ investment portfolio in accordance with the investment policies and guidelines of the Funds subject to the general oversight of the Adviser.

The provision of investment advisory services by the Sub-Adviser is governed by an individual investment sub-advisory agreement between the Sub-Adviser and the Adviser (“the Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds, makes investment decisions for the Funds and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Board or by a vote of the majority of the outstanding voting securities of the Fund and (ii) by the vote of a majority of the Board who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement, and is terminable at any time without penalty by the Board.

For the services provided pursuant to the Sub-Advisory Agreement, the Sub-Adviser receives an annual fee from the Adviser at the following annual rates based on 50% of the advisory fee rate for each Fund:

Sub-Adviser Fee rate
Concentrated Emerging Markets ESG Opportunities Fund	0.465%
Credit Opportunities Fund	0.30%
Emerging Markets Value	0.435%
Floating Rate Fund	0.225%
International Value	0.33%
Total Return Bond Fund	0.175%
US Value Opportunities Fund	0.275%

6. Investment Transactions:

For the period ended April 30, 2024, the purchases and sales of investment securities other than short-term investments and in-kinds were as follows:

	U.S. Gov’t	Other	Total
Concentrated Emerging Markets ESG Opportunities Fund
Purchases	$—	$5,770,885	$5,770,885
Sales	—	5,485,070	5,485,070
Credit Opportunities Fund
Purchases	$—	$13,729,225	$13,729,225
Sales	—	28,307,373	28,307,373
Emerging Markets Value Fund
Purchases	$—	$929,769	$929,769
Sales	—	697,012	697,012

41

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

	U.S. Gov’t	Other	Total
Floating Rate Fund
Purchases	$—	$4,341,373	$4,341,373
Sales	—	11,214,706	11,214,706
International Value Fund
Purchases	$—	$12,497,163	$12,497,163
Sales	—	24,402,423	24,402,423
Total Return Bond Fund
Purchases	$109,355,297	$71,926,218	$181,281,515
Sales	85,346,745	40,897,576	126,244,321
US Value Opportunities Fund
Purchases	$—	$12,810,216	$12,810,216
Sales	—	17,416,485	17,416,485

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. Certain permanent differences are charged or credited to distributable earnings or paid in capital as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2023 and October 31, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Concentrated Emerging Markets ESG Opportunities Fund
2023	$170,927	$—	$170,927
2022	—	—	—
Credit Opportunities Fund
2023	$7,734,787	$—	$7,734,787
2022	3,544,896	—	3,544,896
Emerging Markets Value Fund
2023	$67,981	$—	$67,981
2022	—	—	—
Floating Rate Fund
2023	$9,385,204	$—	$9,385,204
2022	3,068,871	—	3,068,871
International Value Fund
2023	$179,447	$—	$179,447
2022	—	—	—
Total Return Bond Fund
2023	$2,264,393	$—	$2,264,393
2022	580,835	—	580,835
US Value Opportunities Fund
2023	$1,029,833	$368,046	$1,397,879
2022	—	—	—

42

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Concentrated Emerging Markets ESG Opportunities Fund	$1,122,734	$148,465	$ —	$(1,943,155)	$(1)	$(671,957)
Credit Opportunities Fund	475,037	—	(3,449,365)	(10,531,569)	26,587	(13,479,310)
Emerging Markets Value Fund	61,490	—	(14,045)	(226,806)	2	(179,359)
Floating Rate Fund	991,175	—	(1,188,820)	(2,269,055)	2	(2,466,698)
International Value Fund	1,803,574	281,433	—	(4,161,863)	1	(2,076,855)
Total Return Bond Fund	394,174	—	(1,500,721)	(6,811,819)	3,204	(7,915,162)
US Value Opportunities Fund	845,203	—	(196,602)	9,054,978	(2)	9,703,577

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Credit Opportunities Fund	$406,050	$3,043,315	$3,449,365
Emerging Markets Value Fund	14,045	—	14,045
Floating Rate Fund	99,233	1,089,587	1,188,820
Total Return Bond Fund	92,353	1,408,368	1,500,721
US Value Opportunities Fund	196,602	—	196,602

During the year ended October 31, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Concentrated Emerging Markets ESG Opportunities Fund	$261,262	$57,029	$318,291
Emerging Markets Value Fund	48,051	—	48,051
International Value Fund	322,605	—	322,605

43

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at April 30, 2024, were as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation/ (Depreciation)
Concentrated Emerging Markets ESG Opportunities Fund	$29,424,492	$2,695,814	$(3,591,228)	$(895,414)
Credit Opportunities Fund	84,123,275	1,570,317	(5,093,850)	(3,523,533)
Emerging Markets Value Fund	2,995,296	254,049	(384,918)	(130,869)
Floating Rate Fund	92,960,473	1,511,311	(1,793,965)	(282,654)
International Value Fund	51,838,740	4,699,553	(3,253,507)	1,446,046
Total Return Bond Fund	160,283,175	873,293	(3,809,774)	(2,936,481)
US Value Opportunities Fund	70,102,058	24,076,351	(1,956,808)	22,119,543

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Fixed Income Securities Risk – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

Commercial Paper Risk – Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

44

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Custody Risk – Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

45

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Depositary Receipts Risk – While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. Investments in ADRs may be less liquid and more volatile than the underlying securities in their primary trading market. If an ADR is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the ADR and the underlying security. Holders of ADRs may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of

46

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

ADRs may differ from the prices of securities upon which they are based. U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Inflation Protected Securities Risk – The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Municipal Bonds Risk – The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

47

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment Risk – The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Extension Risk – The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Active Management Risk – The Fund is subject to the risk that the Adviser’s or the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

New Adviser Risk – The Adviser is a newly registered investment adviser and has not previously managed a mutual fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

LIBOR Replacement Risk – The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings on a representative basis. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Management/Systematic or Quantitative Process Risk – The value of the Fund may decline if the Adviser’s or the Sub-Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because the Adviser and the Sub-Adviser each relies, in part, on a systematic, quantitative screening process in selecting securities for the Fund, the Fund is subject to the additional risk that the Adviser’s or the Sub-Adviser’s judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

48

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

9. In-Kind Transactions:

For the period ended April 30, 2024, there were no in-kind transactions for the Funds. During the year ended October 31, 2023, the Floating Rate Fund redeemed shares of beneficial interest in exchange for securities and cash. The securities were redeemed at its current value on the date of the transaction.

Fund Name	Transaction Date	Shares Redeemed	Securities at Value	Cash	Income Receivable	Total
Floating Rate Fund	12/13/2022	2,791,455	$23,458,836	$3,402,345	$48,445	$26,909,626

10. Concentration of Shareholders:

At April 30, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders I Shares	%Ownership	No. of Shareholders Y Shares	% Ownership
Concentrated Emerging Markets ESG Opportunities Fund	1	78%	—	—

Credit Opportunities Fund	2	57%	—	—

Emerging Markets Value Fund	2	100%	1	100%

Floating Rate Fund	4	87%	—	—

International Value Fund	3	90%	1	100%

Total Return Bond Fund	4	71%	—	—

US Value Opportunities Fund	4	88%	—	—

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. Subsequent Events:

Perpetual US Services LLC, Doing Business As PGIA (“PGIA”), the Funds’ investment adviser, has determined to reorganize the Funds into newly created shell series of Perpetual Americas Funds Trust (the “Acquiring Trust”). Based on PGIA’s recommendation, the Board of Trustees (the “Board”) of the Trust has approved an agreement and plan of reorganization providing for the reorganization (each, a “Reorganization” and together, the “Reorganizations”) of the Funds into the following shell funds of the Acquiring Trust (each, an “Acquiring Fund” and together, the “Acquiring Funds”) to be advised by Perpetual Americas Funds Services, an affiliate of PGIA, and sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), the Funds’ sub-adviser:

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley International Value Fund

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Total Return Bond Fund

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Floating Rate Fund

Barrow Hanley US Value Opportunities Fund

49

The Advisors’ Inner Circle Fund III	Perpetual Funds April 30, 2024

Following the closing of the Reorganizations, the Acquiring Funds will be managed by the same portfolio management teams at Barrow Hanley that currently manage the Funds, and the investment objectives, investment policies and investment risks of the Acquiring Funds will remain substantially similar to those of the corresponding Funds. The Reorganizations are intended to be tax-free, meaning that the Funds’ shareholders would become shareholders of the Acquiring Funds upon closing of the Reorganizations without realizing any gain or loss for federal income tax purposes.

The Reorganizations are subject to shareholder approval, though no shareholder action is necessary at this time. Shareholders of record of the Funds on or about June 7, 2024 will receive a proxy statement/prospectus that contains important information about their Reorganization(s) and the Acquiring Fund(s) in which they would own shares upon closing of the Reorganization(s), including information about investment strategies and risks, fees and expenses. Prior to the Reorganizations, Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Prospectuses.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures (other than the preceding paragraphs) and/or adjustments were required to the financial statements as of April 30, 2024.

50

The Advisors’ Inner Circle Fund III	Perpetual Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2023 to April 30, 2024.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*

Concentrated Emerging Markets ESG Opportunities Fund
Actual Fund Return
I Shares	$1,000.00	$1,049.90	1.05%	$5.35
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.64	1.05%	$5.27

Credit Opportunities Fund
Actual Fund Return
I Shares	$1,000.00	$1,098.00	0.09%	$0.47
Hypothetical 5% Return
I Shares	$1,000.00	$1,024.42	0.09%	$0.45

Emerging Markets Value Fund
Actual Fund Return
I Shares	$1,000.00	$1,046.80	0.99%	$5.04
Y Shares	1,000.00	1,046.80	0.99%	5.04
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.94	0.99%	$4.97
Y Shares	1,000.00	1,019.94	0.99%	4.97

51

The Advisors’ Inner Circle Fund III	Perpetual Funds

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*

Floating Rate Fund
Actual Fund Return
I Shares	$1,000.00	$1,070.20	0.60%	$3.09
Hypothetical 5% Return
I Shares	$1,000.00	$1,021.88	0.60%	$3.02

International Value Fund
Actual Fund Return
I Shares	$1,000.00	$1,098.70	0.86%	$4.49
Y Shares	1,000.00	1,098.70	0.86%	4.49
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.59	0.86%	$4.32
Y Shares	1,000.00	1,020.59	0.86%	4.32

Total Return Bond Fund
Actual Fund Return
I Shares	$1,000.00	$1,055.20	0.35%	$1.79
Hypothetical 5% Return
I Shares	$1,000.00	$1,023.12	0.35%	$1.76

US Value Opportunities Fund
Actual Fund Return
I Shares	$1,000.00	$1,204.40	0.71%	$3.89
Hypothetical 5% Return
I Shares	$1,000.00	$1,021.33	0.71%	$3.57

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

52

The Advisors’ Inner Circle Fund III	Perpetual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley Floating Rate Fund

Barrow Hanley International Value Fund

Barrow Hanley Total Return Bond Fund

Barrow Hanley US Value Opportunities Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 6-7, 2023 to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

53

The Advisors’ Inner Circle Fund III	Perpetual Funds

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates to the Barrow Hanley US Value Opportunities Fund, Barrow Hanley Credit Opportunities Fund and Barrow Hanley International Value Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the sub-advisory agreement, and that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

54

The Advisors’ Inner Circle Fund III	Perpetual Funds

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. The Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.
•	the Board approved a change to the membership of the committee serving as Program Administrator.
•	the Program Administrator had determined that the Barrow Hanley Floating Rate Fund’s highly liquid investment minimum remains appropriate.
•	material changes had been made to the Program during the period covered by the report relating to certain Funds’ reasonable anticipated trading size.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

55

The Advisors’ Inner Circle Fund III	Perpetual Funds

NOTES

56

The Advisors’ Inner Circle Fund III	Perpetual Funds

NOTES

57

Perpetual Funds

PO Box 588

Portland, ME 04112

866-778-6397

Investment Adviser:

Perpetual US Services LLC, doing business as PGIA

155 North Wacker Drive, Suite 4250

Chicago, IL 60606

Sub-Adviser

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

PBH-SA-001-0300

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR §270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024